======================================================
                                                     SEC FILE NOS. 33-5270
                                                                   811-4653
            ======================================================
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A
                           REGISTRATION STATEMENT
                                    UNDER
                         THE SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 11
                          REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 10

                   THE AMERICAN FUNDS TAX-EXEMPT SERIES I
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                       1101 VERMONT AVENUE, N.W.
                         WASHINGTON, D.C. 20005
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                            (202) 842-5665

                           HARRY J. LISTER
                  WASHINGTON MANAGEMENT CORPORATION
                     1101 VERMONT AVENUE, N.W.
                      WASHINGTON, D.C. 20005
             (NAME AND ADDRESS OF AGENT FOR SERVICE)

                           COPIES TO:
                   J. JUDE O'DONNELL, ESQ.
           THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                  805 FIFTEENTH STREET, N.W.
                   WASHINGTON, D.C. 20005
                (COUNSEL FOR THE REGISTRANT)

         THE REGISTRANT HAS FILED A DECLARATION PURSUANT TO RULE 24F-2 REGISTERING AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933.
          ON SEPTEMBER 11, 1995 IT FILED ITS 24F-2 NOTICE FOR FISCAL 1995.
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

|X| IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON NOVEMBER 15, 1995, PURSUANT TO PARAGRAPH (B) OF RULE 485.


                    THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                            CROSS REFERENCE SHEET

ITEM NUMBER                                    CAPTIONS IN PROSPECTUS (PART "A")
OF PART "A"
OF FORM N-1A

1.  Cover Page...............................................   Cover Page

2.  Synopsis ..................................................   Summary of Expenses

3.  Condensed Financial Information ...................   Financial Highlights

4.  General Description of Registrant ...................   Investment Obective and Policies;
                                             Certain Securities and Investment
                                             Techniques

5.  Management of the Fund .............................   Financial Highlights; Certain Securities
                                             and Investment Techniques; Fund Organization and Management;  Summary of Expenses

6.  Capital Stock and Other Securities ..................   Investment Objectives and Policies;
                                             Fund Organization and Management;
                                             Dividends, Distributions and Taxes

7.  Purchase of Securities Being Offered ...............   Purchasing Shares; Fund Organization and
                                             Management; Shareholder Services;
                                             Retirement Plans

8.  Redemption or Repurchase ...........................   Redeeming Shares

9.  Legal Proceedings ......................................   N/A


__________

ITEM NUMBER                                  CAPTIONS IN STATEMENT OF
OF PART "B"                                    ADDITIONAL INFORMATION (PART "B")
OF FORM N-1A

10.  Cover Page .............................................   Cover

11.  Table of Contents .....................................   Table of Contents

12.  General Information and History ..................   Fund Organization and Management
                                             (Part "A")

13.  Investment Objectives and Policies ...............   Description of Certain Securities and
                                             Investment Techniques (Part "A");
                                             Investment Restrictions

14.  Management of the Registrant .....................   Trust Officers and Trustees, including
                                             Trustee Compensation; Management

15.  Control Persons and Principal           Trust Officers and Trustees
               Holders of Securities .........................

16.  Investment Advisory and Other           Fund Organization and Management
  Services ....................................   (Part "A"); Shareholder Account Services
                                             and Privileges; General Information

17.  Brokerage Allocation and                Execution of Portfolio Transactions
                    Other Practices ............................

18.  Capital Stock and Other Securities ..............   None

19.  Purchase, Redemption and Pricing        Purchase of Shares; Shareholder Account
 of Securities Being Offered ....................   Services and Privileges; Purchasing Shares (Part "A"); General Information;
Management

20.  Tax Status ..............................................   Additional Information Concerning Taxes;
                                             Dividends, Distributions and Taxes (Part "A")

21.  Underwriters ...........................................   Fund Organization and Management
                                             (Part "A")

22.  Calculation of Performance Data .................   Investment Results

23.  Financial Statements ..................................   Financial Statements


_____________
ITEM IN PART "C"
OF FORM N-1-A
24.  Financial Statements and Exhibits
25.  Persons Controlled by or Under Common Control with Registrant
26.  Number of Holders of Securities
27.  Indemnification
28.  Business and Other Connections of Investment Adviser
29.  Principal Underwriters
30.  Location of Accounts and Records
31.  Management Services
32.  Undertakings
Signature Page

                                  P R O S P E C T U S

                            The American Funds Tax-Exempt Series I

                                    THE TAX-EXEMPT
                         FUND OF MARYLAND-Registered Trademark-

                                    THE TAX-EXEMPT
                         FUND OF VIRGINIA-Registered Trademark-
                          ----------------------------------

                            AN OPPORTUNITY FOR INCOME
                          FREE FROM FEDERAL AND MARYLAND
                           OR VIRGINIA INCOME TAXES.
                         ADDITIONALLY, EACH FUND SEEKS
                              TO PRESERVE CAPITAL.

[American
Funds Logo]   N o v e m b e r 1 5, 1 9 9 5

                               THE AMERICAN FUNDS
                              TAX-EXEMPT SERIES I
                        THE TAX-EXEMPT FUND OF MARYLAND
                        THE TAX-EXEMPT FUND OF VIRGINIA

                           1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                                 (202) 842-5665

    The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end investment company consisting of two separate series of shares, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or "Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or "Fund"). Except where the context indicates otherwise, all references herein to the "Fund" apply to each of these two tax-exempt bond funds. The Fund invests primarily in investment grade tax-exempt securities issued by the respective state, its political subdivisions, municipalities and public authorities.

    This prospectus presents information you should know before investing in the Fund. It should be retained for future reference.



    You may obtain the statement of additional information, dated November 15, 1995, which contains the Fund's financial statements, without charge, by writing to the Secretary of the Fund at the above address or telephoning 800/421-0180. These requests will be honored within three business days of receipt.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THE PURCHASE OF FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         24/25-010-1195

SUMMARY OF EXPENSES
AVERAGE ANNUAL EXPENSES PAID OVER A 10-YEAR PERIOD WOULD BE APPROXIMATELY $14 PER YEAR, ASSUMING A $1,000 INVESTMENT AND A 5% ANNUAL RETURN.

                 TABLE OF CONTENTS
 Summary of Expenses........ .......              2
 Financial Highlights...............              3
 Investment Objectives and..........
   Policies                                       3
 Certain Securities and.............
   Investment Techniques                          5
 Investment Results.................              7
 Dividends, Distributions...........
   and Taxes                                      7
 Fund Organization and..............
   Management                                     9
 Appendix...........................             12
 The American Funds.................
   Shareholder Guide                             14
   Purchasing Shares................             14
   Reducing Your Sales..............
     Charge                                      18
   Shareholder Services.............             19
   Redeeming Shares.................             21
   Retirement Plans.................             23

    IMPORTANT PHONE
        NUMBERS
   Shareholder Services
   800/421-0180 ext. 1
     Dealer Services
   800/421-9900 ext. 11
         American
 FundsLine-Registered Trademark-
       800/325-3590
  (24-hour information)

                         This table is designed to help you understand costs of investing in the Fund. These are historical expenses; your actual expenses may vary.

                                             THE TAX-EXEMPT FUND OF
                                             --------------------------
SHAREHOLDER TRANSACTION EXPENSES              MARYLAND        VIRGINIA
                                             ----------      ----------
Maximum sales charge on purchases
  (as a percentage of offering
  price)(1).............................           4.75%           4.75%
The  Fund has no  sales charge on  reinvested dividends, deferred sales charge,(2) redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net
  assets)

Management fees.........................           0.47%           0.45%

12b-1 expenses(3).......................           0.21%           0.23%

Other expenses (such as audit, legal,
  shareholder services, transfer agent
  and custodian)........................           0.10%           0.11%

Total Fund operating expenses...........           0.78%           0.79%


EXAMPLE                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------     ------     -------     -------     --------

                                                   THE TAX-EXEMPT FUND OF MARYLAND

You would pay the following                  $  55      $   71      $   89      $   140
cumulative expenses on a                           THE TAX-EXEMPT FUND OF VIRGINIA
$1,000 investment, assuming
a 5% annual return.(4)                       $  55      $   72      $   89      $   141

(1) Sales charges are reduced for purchases of $25,000 or more. (See "The American Funds Shareholder Guide: Purchasing Shares--Sales Charges.")
(2) Purchases of $1 million or more are not subject to an initial sales charge. However, a contingent deferred sales charge of 1% applies on certain redemptions within 12 months following such purchases. (See "The American Funds Shareholder Guide: Redeeming Shares--Contingent Deferred Sales Charge.")
   (3) These expenses may not exceed 0.25% of the Fund's average net assets annually. (See "Fund Organization and Management--Plan of Distribution.")
      Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

(4)   Use  of this assumed 5% return is  required by the Securities and Exchange
      Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
      FUTURE  EXPENSES;  ACTUAL EXPENSES  MAY BE  GREATER  OR LESSER  THAN THOSE
      SHOWN.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE FISCAL YEAR)
                         The following information has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report covering each of the most recent five years is included in the statement of additional information. This information should be read in conjunction with the financial statements and accompanying notes which are also included in the statement of additional information.


                           INCOME FROM INVESTMENT OPERATIONS
                          ------------------------------------            LESS DISTRIBUTIONS
                                      NET REALIZED              ---------------------------------------
     YEAR       NET ASSET             & UNREALIZED    TOTAL     DIVIDENDS   DISTRIBUTIONS                NET ASSET
     ENDED       VALUE,      NET      GAIN (LOSS)      FROM      FROM NET       FROM                       VALUE,
     JULY       BEGINNING INVESTMENT       ON       INVESTMENT  INVESTMENT     CAPITAL        TOTAL        END OF        TOTAL
      31         OF YEAR    INCOME    INVESTMENTS   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS    YEAR       RETURN(1)
----------------------------------------------------------------------------------------------------------------------------------

                                                 THE TAX-EXEMPT FUND OF MARYLAND
1987            $  14.29    $ .74       $ (.83)      $ (.09)    $    (.74)      --           $ (.7400)   $   13.46         (.84)%
1988               13.46      .85          .07          .92          (.85)    $ (.0015)        (.8515)       13.53         7.18
1989               13.53      .85          .69         1.54          (.85)      --             (.8500)       14.22        11.76
1990               14.22      .83         (.10)         .73          (.83)      --             (.8300)       14.12         5.35
1991               14.12      .85          .17         1.02          (.85)      --             (.8500)       14.29         7.44
1992               14.29      .83          .93         1.76          (.83)      --             (.8300)       15.22        12.72
1993               15.22      .79          .31         1.10          (.79)      --             (.7900)       15.53         7.44
1994               15.53      .76         (.53)         .23          (.76)      --             (.7600)       15.00         1.42
1995               15.00      .80          .29         1.09          (.80)      --             (.8000)       15.29         7.58

                                                 THE TAX-EXEMPT FUND OF VIRGINIA
1987            $  14.29    $ .82       $ (.38)      $  .44     $    (.82)      --           $ (.8200)   $   13.91         2.87%
1988               13.91      .87         (.05)         .82          (.87)    $ (.0016)        (.8716)       13.86         6.26
1989               13.86      .87          .69         1.56          (.87)      --             (.8700)       14.55        11.60
1990               14.55      .87         (.05)         .82          (.87)      --             (.8700)       14.50         5.87
1991               14.50      .87          .25         1.12          (.87)      --             (.8700)       14.75         8.01
1992               14.75      .85          .97         1.82          (.85)      --             (.8500)       15.72        12.80
1993               15.72      .82          .29         1.11          (.82)      --             (.8200)       16.01         7.29
1994               16.01      .80         (.52)         .28          (.80)      --             (.8000)       15.49         1.74
1995               15.49      .83          .30         1.13          (.83)      --             (.8300)       15.79         7.56

                                  RATIOS/SUPPLEMENTAL DATA
                -------------------------------------------------------------
                                                     RATIO
     YEAR                        RATIO OF           OF NET
     ENDED       NET ASSETS,     EXPENSES           INCOME         PORTFOLIO
     JULY        END OF YEAR    TO AVERAGE        TO AVERAGE        TURNOVER
      31        (IN MILLIONS)   NET ASSETS        NET ASSETS          RATE
---------------

1987                $  22             .32%(2)          5.42%(2)        13.68%
1988                   26             .61(2)           6.35(2)         22.89
1989                   29             .98(2)           6.12(2)          7.82
1990                   31             .99              5.89            21.75
1991                   35             .94              5.98              .88
1992                   48             .91              5.60             8.11
1993                   64             .83              5.12             9.05
1994                   75             .75              4.90            10.01
1995                   75             .78              5.38            20.91

1987                $  21             .31%(2)          5.62%(2)         5.00%
1988                   24             .61(2)           6.38(2)         18.50
1989                   29             .98(2)           6.10(2)          9.90
1990                   34             .99              6.04            35.37
1991                   39             .97              6.00            13.60
1992                   57             .93              5.61             6.84
1993                   80             .84              5.18             4.96
1994                   93             .78              5.04             2.36
1995                   92             .79              5.37            32.18

------------
 (1)This was calculated without deducting a sales charge. The maximum sales charge is 4.75% of the Fund's offering price.
 (2)Net of fees waived where expenses were borne by the Business Manager and the Investment Adviser.


INVESTMENT OBJECTIVES AND POLICIES
THE FUND'S GOAL IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND MARYLAND OR VIRGINIA INCOME TAXES WHILE PRESERVING CAPITAL.
                         The Fund's investment objective is a high level of current income exempt from federal and the respective state's (Maryland or Virginia) income taxes. Consistent with this primary objective is the additional objective of preserving capital. Treating high current income as the primary investment objective means that the Fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income. For example, the Fund may purchase, at prices above their principal amounts, bonds that provide a higher yield and interest income than current market rates.

                         As a matter of fundamental policy, the Fund will, under normal market conditions, invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt both from federal and the respective state's (Maryland or Virginia) income taxes. The assets of the Fund will be invested primarily in securities rated at the time of purchase within the four highest categories for bonds and the two highest categories for notes and commercial paper (for ratings of notes and commercial paper, see the statement of additional information) by either Moody's Investors Service, Inc. (Aaa, Aa, A, Baa for bonds; MIG 1 and MIG 2 for notes; and Prime-1 and Prime-2 for commercial paper) or Standard & Poor's Corporation (AAA, AA, A, BBB for bonds; SP-1 and SP-2 for notes; and A-1 and A-2 for commercial paper) or in securities that are not rated but are determined to be comparable. Bonds rated Baa or BBB are considered "investment grade" but also have certain speculative characteristics. Up to 20% of the Fund's assets may be invested in tax-exempt bonds rated Ba and BB or below (or in comparable nonrated tax-exempt securities). These bonds (which are commonly known as "junk bonds") carry a higher degree of investment risk and are considered speculative. For a description of the ratings, see the Appendix.

                         The average monthly composition of the Funds' portfolios based on the higher of the Moody's or S&P ratings for the fiscal year ended July 31, 1995 was as follows for the Maryland Fund and Virginia Fund, respectively: bonds--Aaa/AAA--44.46% and 45.47%; Aa/AA--23.27% and 40.09%; A/A--14.52% and 7.27%;
                         Baa/BBB--3.47% and 4.31%; and non-rated--10.34% and 0.00%; some or all of these non-rated securities in the Maryland Fund were determined to be equivalent to securities rated by Moody's or S&P as follows:
                         Baa/BBB--2.08%; Ba/BB--6.61%; and B/B--1.65%. Cash made
                         up 3.94% and 2.87% of the Funds' portfolios.

                         The Fund may invest up to 20% of its assets in certain tax-exempt securities, the interest of which would constitute an item of tax preference subject to federal alternative minimum tax on corporations and individuals. See "Certain Securities and Investment Techniques" below. When in the opinion of Capital Research and Management Company, the Fund's investment adviser, abnormal market conditions require a temporary defensive position, the Fund may invest in taxable short-term fixed income securities.

                         The Fund's investment restrictions (which are described in the statement of additional information) and objectives cannot be changed without shareholder approval. All other investment practices may be changed by the Board of Trustees.

                         ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES
   INVESTING IN BONDS
INVOLVES CERTAIN RISKS.
                         RISKS The market values of fixed-income securities tend to vary inversely with the level of interest rates--when interest rates rise, their values will tend to decline and vice versa. Although under normal market conditions longer term securities yield more than shorter term securities of similar quality, they are subject to greater price fluctuations. Fluctuations in the value of the Fund's investments will be reflected in its net asset value per share.

                         Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

                         WHEN-ISSUED SECURITIES AND FIRM COMMITMENT
                         AGREEMENTS The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The Fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. As the Fund's aggregate commitments under these transactions increase the opportunity for leverage similarly may increase.

                         VARIABLE AND FLOATING RATE OBLIGATIONS The Fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals, or whenever there are changes in the market rates of interest on which the interest rates are based. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

                         MATURITY There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the Fund normally will be invested in intermediate-term (3 to 10 years to maturity) and long-term (over 10 years to maturity) securities.

                         SPECIAL CONSIDERATIONS Because the Fund will invest primarily in securities issued by one state, its political subdivisions, municipalities and public authorities, the Fund is more susceptible to factors adversely affecting issuers of Maryland or Virginia securities than would be a comparable municipal bond mutual fund which has not concentrated in these issuers to this degree.

                         In addition, the interest on "private activity" bonds, as defined under the Internal Revenue Code, is an item of tax preference subject to an alternative minimum tax on corporations and individuals. The Fund may invest up to 20% of its total assets in "private activity" bonds which pay interest constituting an item of tax preference. Accordingly, a portion of the Fund's dividends may be an item of tax preference in computing a shareholder's alternative minimum tax for federal income tax purposes. In addition, with respect to corporate shareholders of the Fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the Fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

                         MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the Fund is divided into segments, which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by the Fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the Fund's portfolio. The primary individual portfolio counselors for the Fund are listed below.

                                                                                          YEARS OF EXPERIENCE
                                                                                             AS INVESTMENT
                                                                                             PROFESSIONAL
                                                                 YEARS OF EXPERIENCE         (APPROXIMATE)
                                                                         AS            WITH CAPITAL
                                                                 PORTFOLIO COUNSELOR   RESEARCH AND
                                                                         FOR            MANAGEMENT
     PORTFOLIO COUNSELORS                                        THE AMERICAN FUNDS     COMPANY OR
    FOR THE AMERICAN FUNDS                                       TAX-EXEMPT SERIES I        ITS         TOTAL
     TAX-EXEMPT SERIES I               PRIMARY TITLE(S)             (APPROXIMATE)       AFFILIATES      YEARS
 Mark R. Macdonald              Vice President, Investment             1 year             2 years      10 years
                                Management Group, Capital
                                Research and Management
                                Company
 David A. Hoag                  Vice President, Capital                2 years            4 years      8 years
  (Maryland only)               Research Company*
 Brenda S. Ellerin              Tax-Exempt Securities Analyst,         2 years            4 years      6 years
  (Virginia only)               Capital Research Company*
 * A wholly owned subsidiary of Capital Research and Management Company.

INVESTMENT
RESULTS
   THE MARYLAND AND VIRGINIA FUNDS HAVE AVERAGED A TOTAL RETURN OF 6.12% AND 6.54% A YEAR, RESPECTIVELY (ASSUMING THE MAXIMUM SALES CHARGE WAS PAID) OVER THEIR LIFETIME (AUGUST 14, 1986 THROUGH SEPTEMBER 30, 1995).
                         The Fund may from time to time compare its investment results to various unmanaged indices or other mutual funds in reports to shareholders, sales literature and advertisements. The results may be calculated on a total return, yield and/or distribution rate basis for various periods, with or without sales charges. Results calculated without a sales charge will be higher. Total returns assume the reinvestment of all dividends and capital gain distributions.

                         The Funds' yields and the average total returns are calculated in accordance with Securities and Exchange Commission requirements which provide that the maximum sales charge be reflected. The Funds' distribution rates are calculated by annualizing the current month's dividend and dividing by the average price for the month. The Maryland and Virginia Funds' yields for the 30-day period ended September 30, 1995 were 4.42% and 4.34%, respectively and the distribution rates were 5.05% and 5.00%, respectively, at maximum offering price. The SEC yields reflect income earned by the Funds, while the distribution rates reflect dividends paid by the Funds. Among the elements used to calculate the SEC yields are the dividend and interest income earned and expenses paid by the Funds, whereas the income paid to shareholders is used to calculate the distribution rate. The Maryland Fund's total return over the past 12 months and average annual total returns over the past five-year and lifetime periods (August 14, 1986 through September 30, 1995), as of September 30, 1995, were 5.44%, 6.77% and 6.12%, respectively. The Virginia Fund's total return over the past 12 months and average annual total returns over the past five-year and lifetime periods, as of
                         September  30,  1995,  were  5.07%,  7.02%  and  6.54%,
                         respectively. Of course, past results are not an indication of future results. Further information regarding the Fund's investment results is contained in the Fund's annual report which may be obtained without charge by writing to the Secretary of the Fund at the address indicated on the cover of this prospectus.

DIVIDENDS, DISTRIBUTIONS AND TAXES
INCOME DISTRIBUTIONS ARE MADE EACH MONTH.
                         DIVIDENDS AND DISTRIBUTIONS The Fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. Dividends begin accruing one day after payment for shares is received by the Fund or American Funds Service Company. All capital gains, if any, are distributed annually, usually in December. When a capital gain is declared, the net asset value per share is reduced by the amount of the payment.

                         TAXES The Fund intends to operate as a "regulated investment company" under the Internal Revenue Code. As a regulated investment company, the Fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements which the Fund intends to satisfy. In any fiscal year in which the Fund so qualifies and distributes to shareholders substantially all of its net investment income and capital gain net income, the Fund itself is relieved of federal income tax. This favorable tax treatment may not apply to shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by the Fund. See the statement of additional information.

                         The Fund may invest in certain obligations which pay interest that is subject to state and local taxes when distributed by the Fund even though the interest, if realized directly, would be exempt from these income taxes. In addition, to the extent shareholders receive dividends derived from taxable interest income or distributions of capital gains, these dividends or distributions will not be exempt from federal (or state and local) income tax.

                         In the opinion of legal counsel to the Trust, shareholders in the Maryland Fund or the Virginia Fund who are otherwise subject to Maryland or Virginia individual or corporate income taxes, respectively, will not be subject to such taxes on distributions with respect to their shares to the extent that such distributions are attributable to interest on obligations of that state or on other obligations paying interest exempt from that state's taxes, such as those issued by the Commonwealth of Puerto Rico, the Virgin Islands or Guam.

                         You will by advised as to the federal and the Maryland or Virginia personal income tax consequences of dividends and capital gain distributions. You are required by the Internal Revenue Code to report to the federal government all Fund exempt-interest dividends (and all other tax-exempt interest).

                         IF YOU HAVE NOT FURNISHED A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND HAVE NOT CERTIFIED THAT WITHHOLDING DOES NOT APPLY, OR IF THE INTERNAL REVENUE SERVICE HAS NOTIFIED THE FUND THAT THE TAXPAYER IDENTIFICATION NUMBER LISTED ON YOUR ACCOUNT IS INCORRECT ACCORDING TO THEIR RECORDS OR THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING, FEDERAL LAW GENERALLY REQUIRES THE FUND TO WITHHOLD 31% FROM DIVIDENDS (OTHER THAN TAX-EXEMPT DIVIDENDS) AND/OR REDEMPTIONS (INCLUDING EXCHANGE REDEMPTIONS). Amounts withheld are applied to your federal tax liability; a refund may be obtained from the Service if withholding results in overpayment of taxes. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

                         This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the statement of additional information and your tax adviser for further information.

FUND ORGANIZATION AND MANAGEMENT
THE FUND IS A MEMBER OF THE AMERICAN FUNDS GROUP, WHICH IS MANAGED BY ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT ADVISERS.
                         FUND ORGANIZATION AND VOTING RIGHTS The Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust in 1986. The Trust's board supervises Fund operations and performs duties required by applicable state and federal law. Members of the board who are not affiliated with the business manager or investment adviser or their affiliates are paid certain fees for services rendered to the Funds as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Funds. Shareholders have one vote per share owned and, at the request of the holders of at least 10% of the shares, the Trust will hold a meeting at which any member of the board could be removed by a majority vote. There will not usually be a shareholder meeting in any year, except, for example, when the election of trustees is required to be acted upon by shareholders under the Investment Company Act of 1940. Since the Funds use a combined prospectus, each Fund may be liable for misstatements, inaccuracies, or incomplete disclosure concerning any other Fund contained in this prospectus.

                         THE   BUSINESS   MANAGER       Washington    Management
                         Corporation, 1101 Vermont Avenue N.W., Washington, D.C. 20005, is the business manager and provides all services required to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance and responsibility for accounting and recordkeeping facilities. Washington Management Corporation provides similar services to other mutual funds. The Business Manager receives a fee at the annual rate of 0.135% of the first $60 million of the Fund's net assets plus 0.09% of the Fund's net assets in excess of $60 million plus 1.35% of gross investment income.

                         THE INVESTMENT ADVISER Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the Fund and the other funds in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92621. (See "The American Funds Shareholder Guide--Investment Minimums and Fund Numbers" for a listing of funds in The American Funds Group.) Capital Research and Management Company manages the investment portfolio of the Fund and receives a fee at the annual rate of 0.165% of the first $60 million of the Fund's net assets plus 0.12% of the Fund's net assets in excess of $60 million plus 1.65% of gross investment income. Assuming net assets of $100 million and gross income levels of 4%, 5%, 6%, 7%, 8% and 9%, the combined management fees would total .38%, .41%, .44%, .47%, .50% and .53% of average net assets, respectively.

                         Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. (formerly "The Capital Group, Inc.") which is located at 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.

                         Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the statement of additional information.)

                         PORTFOLIO TRANSACTIONS Orders for the Fund's portfolio securities transactions are placed by Capital Research and Management Company which strives to obtain the best available prices taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. On occasion, securites may be purchased directly from an issuer in which case no commissions or discounts are paid.

                         Subject to the above policy, in circumstances in which two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the Fund or have provided investment research, statistical, and other related services for the benefit of the Fund and/or of other funds served by Capital Research and Management Company.

                         PRINCIPAL UNDERWRITER American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of the Fund's shares. American Funds Distributors, Inc. is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92621, 8000 IH-10 West, San Antonio, TX 78230, 8332
                         Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                         PLAN OF DISTRIBUTION The Fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by the Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). See "The American Funds Shareholder Guide: Purchasing Shares--Sales Charges" below.

                         TRANSFER AGENT American Funds Service Company, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions. It was paid a fee of $27,000 and $32,000, respectively, by the Maryland Fund and the Virginia Fund for the fiscal year ended July 31, 1995. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                              AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

SERVICE
AREA               ADDRESS                  STATES SERVED
WEST         P.O. Box 2205          AK, AZ, CA, HI, ID, MT, NV,
             Brea, CA 92622-2205    OR, UT, WA and outside the
             Fax: 714/671-7080      U.S.
CENTRAL-     P.O. Box 659522        AR, CO, IA, KS, LA, MN, MO,
WEST         San Antonio, TX        ND, NE, NM, OK, SD, TX and WY
             78265-9522
             Fax: 210/530-4050
CENTRAL-     P.O. Box 6007          AL, IL, IN, KY, MI, MS, OH,
EAST         Indianapolis, IN       TN and WI
             46206-6007
             Fax: 317/735-6620
EAST         P.O. Box 2280          CT, DE, FL, GA, MA, MD, ME,
             Norfolk, VA            NC, NH, NJ, NY, PA, RI, SC,
             23501-2280             VA, VT, WV and Washington,
             Fax: 804/670-4773      D.C.
ALL SHAREHOLDERS MAY CALL AMERICAN FUNDS SERVICE COMPANY AT
800/421-0180 FOR SERVICE.

                              [Map]

                         WEST (LIGHT GREY); CENTRAL-WEST (WHITE); CENTRAL-EAST (DARK GREY); EAST (BLUE)

APPENDIX
DESCRIPTION OF BOND RATINGS.
                         Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

                         "Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

                         "Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

                         "A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

                         "Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

                         "Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

                         "B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

                         "Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

                         "Ca -- Speculative in a high degree; often in default or have other marked shortcomings."

                         "C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

                         Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

                         "AAA  -- Highest rating.   Capacity to pay interest and
                         repay principal is extremely strong."

                         "AA --  High  grade.    Very  strong  capacity  to  pay
                         interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

                         "A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

                         "BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

                         "BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

                         "C1 -- Reserved for income bonds on which no interest is being paid."

                         "D -- In default and payment of interest and/or repayment of principal is in arrears."

PURCHASING SHARES     THE AMERICAN FUNDS SHAREHOLDER GUIDE
YOUR INVESTMENT DEALER CAN HELP YOU ESTABLISH YOUR ACCOUNT--AND HELP YOU ADD TO IT WHENEVER YOU LIKE.

METHOD          INITIAL INVESTMENT                 ADDITIONAL INVESTMENTS
                See "Investment Minimums and     $50 minimum (except where a lower
                Fund Numbers" for initial        minimum is noted under
                investment minimums.             "Investment
                                                 Minimums and Fund Numbers").
By contacting   Visit any investment dealer      Mail directly to your investment
your            who is                           dealer's address printed on your
investment      registered in the state where    account statement.
dealer          the
                purchase is made and who has a
                sales agreement with American
                Funds Distributors.
By mail         Make your check payable to the   Fill out the account additions
                fund and mail to the address     form at
                indicated on the account         the bottom of a recent account
                application. Please indicate     statement, make your check
                an investment dealer on the      payable to
                account application.             the fund, write your account
                                                 number on your check, and mail
                                                 the
                                                 check and slip in the envelope
                                                 provided
                                                 with your account statement.
By wire         Call 800/421-0180 to obtain      Your bank should wire your
                your                             additional
                account number(s) if             investments in the same manner as
                necessary.                       described under "Initial
                Please indicate an investment    Investment."
                dealer
                on the account application.
                Instruct
                your bank to wire funds to:
                Wells Fargo Bank
                155 Fifth Street
                Sixth Floor
                San Francisco, CA 94106
                (ABA #121000248)
                For credit to the account of:
                American Funds Service Company
                a/c #4600-076178
                (fund name)
                (your fund acct. no.)
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.

                         SHARE PRICE Shares are purchased at the next offering price after the order is received by the Fund or American Funds Service Company. In the case of orders sent directly to the Fund or American Funds Service Company, an investment dealer MUST be indicated. This price is the net asset value plus a sales charge, if applicable. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

                         The net asset value per share is determined as of the close of regular trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the Fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

                         SHARE CERTIFICATES Shares are credited to your account and certificates are not issued unless specifically requested. This eliminates the costly problem of lost or destroyed certificates.

                         If you would like certificates issued, please request them by writing to American Funds Service Company. There is usually no charge for issuing certificates in reasonable denominations. CERTIFICATES ARE NOT AVAILABLE FOR THE MONEY MARKET FUNDS.

                         INVESTMENT MINIMUMS AND FUND NUMBERS Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine-Registered Trademark- (see description below):

                                         MINIMUM                                                       MINIMUM
                                         INITIAL      FUND                                             INITIAL      FUND
                 FUND                   INVESTMENT   NUMBER                    FUND                   INVESTMENT   NUMBER
--------------------------------------  ----------   ------   --------------------------------------  ----------   ------
STOCK AND STOCK/BOND FUNDS                                    BOND FUNDS
AMCAP Fund-Registered Trademark-......   $   1,000     02     American High-Income Municipal Bond
American Balanced Fund-Registered
Trademark-............................         500     11     Fund-SM-..............................   $ 1,000       40
American Mutual Fund-Registered                               American High-Income Trust-Registered
Trademark-............................         250     03     Trademark-............................     1,000       21
Capital Income Builder-Registered
Trademark-............................       1,000     12     The Bond Fund of America-SM-..........     1,000       08
                                                              Capital World Bond Fund-Registered
Capital World Growth and Income                                Trademark-...........................     1,000       31
                                                              Intermediate Bond Fund of
 Fund-SM-.............................       1,000     33     America-Registered Trademark-.........     1,000       23
EuroPacific Growth Fund-Registered
Trademark-............................         250     16     Limited Term Tax-Exempt Bond Fund of
Fundamental Investors-SM-.............         250     10     America-SM-...........................     1,000       43
The Growth Fund of America-Registered                         The   Tax-Exempt    Bond    Fund    of
Trademark-............................       1,000     05     America-SM- .                              1,000       19
The Income Fund of America-Registered                         The Tax-Exempt Fund of
Trademark-............................       1,000     06     California-Registered Trademark-*.....     1,000       20
The Investment Company of                                     The Tax-Exempt Fund of
America-Registered Trademark- .                250     04      Maryland-Registered Trademark-*......     1,000       24
The New Economy Fund-Registered                               The Tax-Exempt Fund of
Trademark-............................       1,000     14     Virginia-Registered Trademark-*.......     1,000       25
New Perspective Fund-Registered
Trademark-............................         250     07     U.S. Government Securities Fund-SM-...     1,000       22
SMALLCAP World Fund-SM-...............       1,000     35     MONEY MARKET FUNDS
Washington Mutual Investors                                   The    Cash   Management    Trust   of
Fund-SM-..............................         250     01     America-Registered Trademark- .            2,500       09
                                                              The   Tax-Exempt    Money   Fund    of
                                                               America-SM- .                             2,500       39
                                                              The U.S. Treasury Money Fund of
                                                              America-SM-...........................     2,500       49
* Available only in certain states.

                         For retirement plan investments, the minimum is $250 except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs).
                         Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The

                         American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above.)

                         SALES CHARGES The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

                                                                      DEALER
                                          SALES CHARGE AS           COMMISSION
                                         PERCENTAGE OF THE:       AS PERCENTAGE
                                    ----------------------------      OF THE
AMOUNT OF PURCHASE                    NET AMOUNT      OFFERING       OFFERING
AT THE OFFERING PRICE                  INVESTED        PRICE          PRICE
---------------------               ----------------------------  --------------
STOCK AND STOCK/BOND FUNDS
Less than $50,000.................         6.10%          5.75%          5.00%
$50,000 but less than $100,000....         4.71           4.50           3.75
BOND FUNDS
Less than $25,000.................         4.99           4.75           4.00
$25,000 but less than $50,000.....         4.71           4.50           3.75
$50,000 but less than $100,000....         4.17           4.00           3.25
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000...         3.63           3.50           2.75
$250,000 but less than $500,000...         2.56           2.50           2.00
$500,000 but less than
$1,000,000........................         2.04           2.00           1.60
$1,000,000 or more................       none           none       (see below)

                         Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees (paid pursuant to the Fund's Plan of Distribution) and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more as set forth in the statement of additional information (paid by American Funds Distributors).

                         American Funds Distributors, at its expense (from a designated percentage of its income), will during calendar year 1996 provide additional promotional incentives to dealers. Currently these incentives are limited to the top one hundred dealers who have sold shares of the Fund or other funds in The American Funds Group. These incentive payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these promotional incentives.

                         Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the Fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions within one year of the purchase. (See "Redeeming Shares-- Contingent Deferred Sales Charge.")

                         Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. (See "Fund Organization and Management--Plan of Distribution"). These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the Fund.

                         NET ASSET VALUE PURCHASES The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active or full-time employees (and their spouses, parents and children) of dealers who have sales agreements with American Funds Distributors or who clear transactions through such dealers and plans for such persons or the dealer; (3) companies exchanging securities with the Fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

REDUCING YOUR SALES CHARGE
YOU AND YOUR IMMEDIATE FAMILY MAY COMBINE INVESTMENTS TO REDUCE YOUR COSTS.
                         AGGREGATION Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

                         CONCURRENT PURCHASES To qualify for a reduced sales charge, you may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. (Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.) For example, if you concurrently invest $25,000 in one fund and $25,000 in another, the sales charge would be reduced to reflect a $50,000 purchase.

                         RIGHT OF ACCUMULATION The sales charge for your investment may also be reduced by taking into account the current value of your existing holdings in The American Funds Group. Direct purchases of the money market funds are excluded. (See account application.)

                         STATEMENT OF INTENTION You may reduce sales charges on all investments by meeting the terms of a statement of intention, a non-binding commitment to invest a certain amount in Fund shares subject to a commission within a 13-month period. Five percent of the statement amount will be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for a sales charge reduction. (See account application and the statement of additional information under "Purchase of Shares-- Statement of Intention.")

                         YOU MUST LET YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY KNOW IF YOU QUALIFY FOR A REDUCTION IN YOUR SALES CHARGE USING ONE OR ANY COMBINATION OF THE

SHAREHOLDER SERVICES     METHODS DESCRIBED ABOVE.
THE FUND OFFERS YOU A VALUABLE ARRAY OF SERVICES DESIGNED TO INCREASE THE CONVENIENCE AND FLEXIBILITY OF YOUR INVESTMENT-- SERVICES YOU CAN USE TO ALTER YOUR INVESTMENT PROGRAM AS YOUR NEEDS AND CIRCUMSTANCES CHANGE.
                         AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments through automatic charges to your bank account. Once a plan is established, your account will normally be charged by the 10th day of the month during which an investment is made (or by the 15th day of the month in the case of any retirement plan for which Capital Guardian Trust Company--another affiliate of The Capital Group Companies, Inc.--acts as trustee or custodian).

                         AUTOMATIC REINVESTMENT Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the Fund, American Funds Service Company or your investment dealer.

                         CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gain distributions paid by one fund into another fund in The American Funds Group, subject to conditions outlined in the statement of additional information. Generally, to use this service the value of your account in the paying fund must equal at least $5,000.

                         EXCHANGE PRIVILEGE You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

                         You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American Fundsline-Registered Trademark- (see "Shareholder Services--American Fundsline-Registered Trademark- " below), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" above for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchasing Shares--Share Price.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

                         AUTOMATIC EXCHANGES You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

                         AUTOMATIC WITHDRAWALS You may make automatic withdrawals of $50 or more as follows: five or more times per year if you have an account of $10,000 or more, or four or fewer times per year if you have an account of $5,000 or more. Withdrawals are made on or about the 15th day of each month you designate, and checks will be sent within seven days. (See "Other Important Things to Remember.") Additional investments in a withdrawal account must not be less than one year's scheduled withdrawals or $1,200, whichever is greater. However, additional investments in a withdrawal account may be inadvisable due to sales charges and tax liabilities.

                         THE ABOVE SERVICES ARE AVAILABLE ONLY IN STATES WHERE THE FUND TO BE PURCHASED MAY BE LEGALLY OFFERED AND MAY BE TERMINATED OR MODIFIED AT ANY TIME UPON 60 DAYS' WRITTEN NOTICE.

                         ACCOUNT STATEMENTS Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements.

                         AMERICAN FUNDSLINE-Registered Trademark- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day) or exchange shares around the clock with American FundsLine-Registered Trademark-. To use this service, call 800/325-3590 from a TouchTone-TM- telephone. Redemptions and exchanges through American FundsLine-Registered Trademark- are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of Funds in the American Funds Group under "Purchasing Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and fund account number.

REDEEMING SHARES
YOU MAY TAKE MONEY OUT OF YOUR ACCOUNT WHENEVER YOU PLEASE.
 By writing to American Funds      Send a letter  of instruction specifying  the name  of the fund,  the number  of
 Service Company (at the           shares  or dollar amount  to be sold,  your name and  account number. You should
 appropriate address indicated     also enclose any  certificate shares you  wish to redeem.  For redemptions  over
 under "Fund Organization and      $50,000  and  for  certain redemptions  of  $50,000  or less  (see  below), your
 Management--                      signature must be guaranteed  by a bank, savings  association, credit union,  or
 Transfer Agent")                  member  firm  of  a  domestic  stock exchange  or  the  National  Association of
                                   Securities Dealers, Inc. that is  an eligible guarantor institution. You  should verify  with the institution that it is  an eligible guarantor prior to signing.
                                   Additional documentation  may  be required  for  redemption of  shares  held  in corporate, partnership or fiduciary accounts. Notarization by a Notary Public is not an acceptable signature guarantee.

 By contacting                     If you redeem shares through your investment dealer, you may be charged for this
 your investment dealer            service.  SHARES HELD FOR  YOU IN YOUR  INVESTMENT DEALER'S STREET  NAME MUST BE
                                   REDEEMED THROUGH THE DEALER.
 You may have a redemption         You may use this option,  provided the account is registered  in the name of  an
 check sent to you by using        individual(s),  a  UGMA/UTMA custodian,  or a  non-retirement plan  trust. These
 American Fundsline-Registered     redemptions may not exceed $10,000 per day, per fund account and the check  must
 Trademark- or by telephoning,     be  made payable to the  shareholder(s) of record and be  sent to the address of
 faxing, or telegraphing           record provided the address has been used with the account for at least 10 days.
 American Funds Service            See  "Transfer  Agent"  and  "Exchange  Privilege"  above  for  the  appropriate
 Company (subject to the           telephone or fax number.
 conditions noted in this
 section and in "Telephone
 Redemptions and Exchanges"
 below)
 In the case of the money          Upon  request (use the account  application for the money  market funds) you may
 market funds, you may have        establish telephone  redemption privileges  (which  will enable  you to  have  a
 redemptions wired to your         redemption  sent to your  bank account) and/or check  writing privileges. If you
 bank by telephoning American      request check writing privileges, you will be provided with checks that you  may
 Funds Service Company ($1,000     use to draw against your account. These checks may be made payable to anyone you
 or more) or by writing a          designate and must be signed by the authorized number of registered shareholders
 check ($250 or more)              exactly as indicated on your checking account signature card.

                         A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 10 DAYS.

                         THE PRICE YOU RECEIVE FOR THE SHARES YOU REDEEM IS THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER AND ALL REQUIRED DOCUMENTATION ARE RECEIVED BY THE FUND OR AMERICAN FUNDS SERVICE COMPANY. (SEE "PURCHASING SHARES--SHARE PRICE.")

                         TELEPHONE  REDEMPTIONS  AND  EXCHANGES    By  using the
                         telephone (including American FundsLine-Registered Trademark-), fax or telegraph redemption and/or exchange options, you agree to hold the Fund, American Funds

                         Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the Fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the Fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                         CONTINGENT DEFERRED SALES CHARGE A contingent deferred sales charge of 1% applies to certain redemptions within the first year on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                         REINSTATEMENT PRIVILEGE You may reinvest proceeds from a redemption or a dividend or capital gain distribution without sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group. Send a written request and a check to American Funds Service Company within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt. The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days. See the statement of additional information for tax consequences where, within 90 days of purchasing fund shares, they are redeemed and reinstated in the same fund or exchanged into another fund.

                         OTHER IMPORTANT THINGS TO REMEMBER The net asset value for redemptions is determined as indicated under "Purchasing Shares-- Share Price." Because each stock, stock/bond and bond fund's net asset value fluctuates, reflecting the market value of the fund's portfolio, the amount a shareholder receives for shares redeemed may be more or less than the amount paid for them.

                         Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of
                         1940), redemption proceeds  will be paid  on or  before
                         the seventh day following receipt of a proper redemption request.

                         A fund may, with 60 days' written notice, close your account if, due to a redemption, the account has a value of less than the minimum required initial investment. (For example, a fund may close an account if a redemption is made shortly after a minimum initial investment is made.)
RETIREMENT PLANS
                         You may invest in the funds through various retirement plans including the following plans for which Capital Guardian Trust Company acts as trustee or custodian:
                         IRAs, Simplified Employee Pension plans, 403(b) plans and Keogh-type and corporate-type business retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact American Funds Distributors or your investment dealer. To determine which retirement plan is appropriate for you, please consult your tax adviser. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS INVESTMENTS FOR RETIREMENT PLANS.

                         FOR MORE INFORMATION, PLEASE REFER TO THE ACCOUNT APPLICATION OR THE STATEMENT OF ADDITIONAL INFORMATION. IF YOU HAVE ANY QUESTIONS ABOUT ANY OF THE SHAREHOLDER SERVICES DESCRIBED HEREIN OR YOUR ACCOUNT, PLEASE CONTACT YOUR INVESTMENT DEALER OR AMERICAN FUNDS SERVICE COMPANY.

           THIS PROSPECTUS HAS BEEN PRINTED ON
           RECYCLED PAPER
           THAT MEETS THE GUIDELINES OF THE
           UNITED STATES ENVIRONMENTAL PROTECTION
           AGENCY.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                      THE TAX-EXEMPT FUND OF MARYLAND
                      THE TAX-EXEMPT FUND OF VIRGINIA
                                PART B
                     STATEMENT OF ADDITIONAL INFORMATION
                           NOVEMBER 15, 1995

   This document is not a prospectus but should be read in conjunction with the current Prospectus dated November 15, 1995 of The American Funds Tax-Exempt Series I (the "Trust"). The Trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or "Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or "Fund"). Except where the context indicates otherwise, all references herein to the "Fund" apply to each of the two funds. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the Trust at the following address:

                   THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                          Attention:  Secretary
                         1101 Vermont Avenue, N.W.
                        Washington, D.C. 20005
                            (202) 842-5665

                           TABLE OF CONTENTS

ITEM                                                               PAGE NO.

Description of Certain Securities and Investment Techniques      B-1

Investment Restrictions                                         B-4

Trust Officers and Trustees, including Trustee Compensation     B-7

Management                                                      B-10

Dividends and Distributions                                     B-12

Additional Information Concerning Taxes                         B-12

Purchase of Shares                                              B-14

Shareholder Account Services and Privileges                     B-16

Execution of Portfolio Transactions                             B-16

General Information                                             B-17

Investment Results                                              B-19

Description of Ratings for Notes and Commercial Paper           B-21

Financial Statements                                            B-23


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT POLICIES - The Maryland Fund and the Virginia Fund invest principally in tax-exempt securities the interest on which is not included in gross income for federal income tax purposes (herein referred to from time to time generally as "municipal bonds") primarily consisting of bonds and notes issued by its respective state (Maryland or Virginia as the case may be), and its political subdivisions, municipalities and public authorities. Investments may be made in short-term taxable obligations only when such investments are considered advisable for liquidity or for temporary defensive purposes.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS
SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest market, as will the value of the Fund's assets.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.
 The Fund's investments will be rated according to the quality standards set forth in the Prospectus. Subsequent to its purchase by the Fund, an issue of municipal bonds or notes may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such obligation from a Fund's portfolio, but the Investment Adviser will consider such an event in its determination of whether a Fund should continue to hold such obligation in its portfolio. If, however, as a result of downgrades or otherwise, the Fund holds more than 20% of its net assets in high-yield, high-risk bonds, the Fund will dispose of the excess as expeditiously as possible.

MUNICIPAL BONDS - Municipal bonds are generally debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Municipal bonds may be issued to refund outstanding obligations, to obtain funds for general operating expenses or for public improvements or for lending to private institutions or corporations funds for the construction of educational facilities, hospitals, housing, industrial facilities or for other public purposes. The interest on these obligations is generally not included in gross income for federal income tax purposes. See "Additional Information Concerning Taxes" below. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.
 The two principal classifications of municipal bonds are general obligation and limited obligation (revenue) bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality and may be considered a general obligation of the entity making annual rental payments to the extent such rental payments are appropriated annually.
 The principal security for a limited obligation or revenue bond is generally the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations.
 Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.
 There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal bonds, both within and between the two primary classifications described above.
 The amount of information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

TEMPORARY INVESTMENTS - The Fund may invest in short-term municipal obligations with a maturity of one year or less during periods of temporary defensive strategy or when such investments are considered advisable for liquidity.
These include public housing notes that are fully secured by a pledge of the full faith and credit of the United States, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the Fund's assets, which normally will be less than 20%, may be held in cash or invested in high quality taxable short-term securities with a maturity of one year or less.
Such temporary investments may include: (1) obligations of the U.S. Treasury;
(2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are described below).

REPURCHASE AGREEMENTS - Although the Fund currently does not anticipate doing so during the next 12 months, it may enter on a temporary basis into repurchase agreements, under which the Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the Fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Fund's custodian bank collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The Fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by a Fund may be delayed or limited.

PORTFOLIO MANAGEMENT - In seeking to achieve the Fund's objectives, the Investment Adviser purchases securities which it believes represent the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term structure of interest rates, political developments, and variations in the supply of funds available for investment in the tax-exempt market relative to the demand for the funds placed upon it. These latter factors change continuously and should be met with a dynamic, responsive approach to the investment process. Some of the more important portfolio management techniques that are utilized by the Investment Adviser are set forth below.

ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation.
Keeping in mind the Fund's objective of producing a high level of current income, the Investment Adviser will increase the Fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY - Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.
 The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See "Financial Highlights" in the Prospectus for the Fund's portfolio turnover.

SPECIAL CONSIDERATIONS - The Internal Revenue Code of 1986 imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

                            INVESTMENT RESTRICTIONS
 The Fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940, (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. These restrictions provide that the Fund may not:
 1. Invest more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of any class of securities of any one issuer (for this purpose all indebtedness of an issuer shall be deemed a single class), provided that this limitation shall apply only to 75% of the value of the Fund's total assets and, provided further, that the limitation shall not apply to obligations of the U.S. Government or its agencies or instrumentalities;
 2. Enter into any repurchase agreement maturing in more than seven days (unless subject to a demand feature of seven days or less) if any such investment, together with any illiquid securities held by the Fund, exceeds 10% of the value of its total assets;
 3. Buy or sell real estate in the ordinary course of its business; however, the Fund may invest in securities secured by real estate or interests therein;
 4. Acquire securities subject to legal or contractual restrictions on disposition;
 5. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;
 6. Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;
 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;
 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the Fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;
 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;
 10. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the Fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;
 11. Invest in companies for the purpose of exercising control or management;
 12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;
 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;
 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;
   15. Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, those individual officers and Trustees of the Trust, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;
 16. Invest more than 5% of the value of the Fund's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors, except those issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or municipal bonds rated at least "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corporation; or
 17. Invest more than 25% of its assets in securities of any industry although, for purposes of this limitation, the issuers of municipal securities and U. S. Government obligations are not considered to be part of any industry.
    Notwithstanding Investment Restriction #12, the Fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.
 For the purpose of the Fund's investment restrictions, the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.
 For purposes of investment restriction number 13, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.
 Another policy of the Fund which is not deemed a fundamental policy, and thus may be changed by the Board of Trustees without shareholder approval, is that the Fund may not invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The Fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

TRUST OFFICERS AND TRUSTEES
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
TRUSTEE COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH       PRINCIPAL OCCUPATION(S)   AGGREGATE COMPENSATION     TOTAL COMPENSATION   TOTAL
NUMBER
                            REGISTRANT          DURING PAST 5 YEARS#   (INCLUDING VOLUNTARILY DEFERRED   FROM ALL FUNDS       OF
FUND
                                                                      COMPENSATION/1/) FROM FUNDS   AFFILIATED WITH THE   BOARDS ON

                                                                      DURING FISCAL YEAR ENDED   AMERICAN FUNDS       WHICH

                                                                      7/31/95                    GROUP FOR THE YEAR   DIRECTOR

                                                                                                  ENDED 7/31/95       SERVES



Cyrus A. Ansary             Trustee             Investment Services   $2,900                     $39,900              3

1725 K Street, N.W., Suite 410                            International Co.,

Washington, D.C. 20006                             President

    Age: 61


Frank M. Ewing              Trustee             Frank M. Ewing Co., Inc.   $2,700                     $15,700              3

P. O. Box 2248                                  President and Chairman of

Gaithersburg, MD  20886                         the Board

    Age: 80


Stephen Hartwell*{          Chairman Emeritus   Washington Management   none/3/                    none/3/              3

    Age: 80                  and Trustee        Corporation, Chairman of

                                                the Board


James H. Lemon, Jr.*{       Chairman of the     The Johnston-Lemon    none/3/                    none/3/              3

    Age: 59                 Trust               Group, Incorporated,

                                                Chairman of the Board

                                                and

                                                Chief Executive Officer


Harry J. Lister*{           President and Trustee   Washington Management   none/3/                    none/3/              3

    Age: 59                                     Corporation, President

                                                and

                                                Director


Jean Head Sisco             Trustee             Sisco Associates,     $2,900                     $38,400              3

2517 Massachusetts Avenue, N.W.                       Management Consulting

Washington, D.C. 20008                          Firm, Partner

    Age: 70


T. Eugene Smith             Trustee             T. Eugene Smith, Inc.,   $2,325                     $36,525              3

2830 Graham Road, Suite 200                       President

Falls Church, VA 22042

    Age: 65


Stephen G. Yeonas           Trustee             Stephen G. Yeonas     $3,500/2/                  $41,300              3

1611 North Kent Street, Suite 802                       Company, Chairman of

Arlington, VA 22209                             the

    Age: 70                                     Board and Chief

                                                Executive

                                                Officer



                                 OTHER OFFICERS

LOIS A. ERHARD{                 HOWARD L. KITZMILLER{
Vice President                  Vice President, Secretary and Treasurer
Washington Management Corporation,   Washington Management Corporation,
Vice President                  Director, Senior Vice President, Secretary and
                                Assistant Treasurer


# Positions within the organizations listed may have changed during this period.
* Trustees who are considered "interested persons" as defined in the 1940 Act, on the basis of their affiliation with the Fund's Business Manager, Washington Management Corporation.
{ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
/1/Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.
/2/Since the plan's adoption, the total amount of deferred compensation accrued by the Funds (plus earnings thereon) through 9/30/95, the latest calendar quarter, for participants is as follows: Trustee Stephen G. Yeonas ($6,393). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Funds until paid to the Trustee. /3/Stephen Hartwell, James H. Lemon, Jr. and Harry J. Lister are affiliated with the Business Manager and, accordingly, receive no compensation from the Trust.

 All of the officers listed are officers of the Business Manager.   Most of the
Trustees and officers are also officers and/or directors of one or more of the other funds for which Washington Management Corporation serves as Business Manager. No Trustee compensation is paid by the Trust to any officer or Trustee who is a director, officer or employee of the Business Manager, the Investment Adviser or affiliated companies. The Trust pays an annual retainer fee of $1,500, an attendance fee of $400 per meeting and $200 per Committee meeting to unaffiliated Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of those fees through a deferred compensation plan in effect for the Fund. The Trust also reimburses certain meeting-related expenses of the Trustees.
    As of November 1, 1995, the officers and Trustees and their families as a group, owned beneficially or of record less than 1% of the outstanding shares of the Trust.
                                   MANAGEMENT
BUSINESS MANAGER - Since its inception, the Trust has operated under a Business Management Agreement with Washington Management Corporation (the "Business Manager"), 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
 The Business Manager provides all services required to carry on the Fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, Federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.
    For the fiscal years ended July 31, 1995, 1994, and 1993 the Business Manager's fees were $153,000, $147,000 and $119,000 for the Maryland Fund and $183,000, $179,000 and $144,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1995, the Business Manager's fees for the Maryland Fund amounted to 0.210% of average net assets and the Virginia Fund amounted to 0.202% of average net assets.

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel.
    The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

   BUSINESS MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT - The Business Management Agreement and Investment Advisory Agreement, unless sooner terminated, will continue in effect until July 31, 1996 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually as to the Fund by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements also provide that either party has the right to terminate them, without penalty, upon sixty (60) days' written notice to the other party and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).
 Subject to the expense limitation described below, the Fund pays all expenses not specifically assumed by the Business Manager or the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses; expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; the Fund's distribution expenses pursuant to the Plan of Distribution; compensation, fees and expenses paid to Trustees who are not "interested persons" of the Trust; association dues; and costs of stationery, forms and certificates prepared exclusively for the Fund.
 Since during the initial period of the Trust's operations its asset size may be relatively small and its expenses, as a percentage of assets, higher than those of a larger investment company, the Business Manager and the Investment Adviser have agreed to pay the foregoing expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) for a period ending not later than August 1, 1996, all subject to reimbursement by the Trust. To accomplish such reimbursement, the Business Manager and the Investment Adviser may receive expenses reimbursement fees which together, on an annual basis, are equivalent to the difference between the fees of the Business manager and the Investment Adviser and 1% of the daily net assets of the Fund. The expense reimbursement fees are for reimbursement of actual expenses incurred by or on behalf of the Fund and have the effect of assuring that the total normal operating expenses of the Fund during the expense reimbursement period will not exceed 1% per annum. The expense reimbursement obligation will terminate either (1) when all such expenses of the Trust which have been paid by the Business Manager and the Investment Adviser have been reimbursed by the Trust, or (2) on August 1, 1996, whichever is earlier. It is the Fund's present position that this obligation does not require recognition of a liability on its financial statements because at this time the likelihood that the Fund will be required to make payment thereunder appears remote.
    For the fiscal years ended July 31, 1995, 1994 and 1993 the Investment Adviser's fees were $188,000, $181,000, and $146,000 for the Maryland Fund and $227,000, $221,000 and $176,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1995, the Investment Adviser's fees for the Maryland Fund amounted to 0.259% of average net assets and the Virginia Fund amounted to 0.251% of average net assets. The advisory fees under the Agreement as a percentage of average net assets would be 0.38% if gross income were 4%, 0.41% at 5%, 0.44% at 6%, 0.47% at 7%, 0.50% at 8% and 0.53% at 9%.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. is the Trust's principal underwriter of the Fund's shares. The Trust has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. For the fiscal years ended July 31, 1995, 1994 and 1993 the commissions on Maryland Fund shares totalled $222,000, $484,000 and $533,000 of which the Principal Underwriter retained $42,000, $92,000 and $97,000, respectively, while the commissions on the Virginia Fund shares totalled $236,000 $574,000 and $600,000 of which the Principal Underwriter retained $46,000 $112,000 and $121,000, respectively. On its retail sales of the Maryland and Virginia Funds and the Distribution Plan of the Funds, Johnston, Lemon & Co. Incorporated received commission amounts of $50,000 $116,000 and $56,000, and $27,000 $57,000 and $46,000, respectively, for the fiscal years ended July 31, 1995, 1994 and 1993, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds.
 As required by rule 12b-1 the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the Trust. The officers and Trustees who are "interested persons" of the Trust may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Business Manager. Potential benefits of the Plan to the Fund are improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. The Board of Trustees reviews quarterly a written report of amounts expended under the Plan or any related agreement and the purposes for which such expenditures were made and approves annually any continuance of the Plan.
    Under the Plan the Fund may expend up to 0.25% of its average net assets annually to finance any activity which is primarily intended to result in the sale of Fund shares, provided the Board of Trustees has approved the category of expenses for which payment is being made. These primarily include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. During the Trust's fiscal year ended July 31, 1995, the Maryland Fund and the Virginia Fund paid under the Plan $154,000 and $211,000, respectively, to the Principal Underwriter, all of which was used as compensation to dealers.

                          DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS AND DISTRIBUTIONS - For the purpose of calculating dividends, daily net investment income of the Fund consists of: (a) all interest income accrued on the Fund's investments including any discount or premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.
                    ADDITIONAL INFORMATION CONCERNING TAXES
  The following is only a summary of certain additional federal, state and local tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in such Fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.
GENERAL - The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts). Such retirement plans would not gain any additional benefit from the tax-exempt nature of the Fund's dividends because such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in their trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.
 The Fund intends to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As such, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net realized capital gains, if any, to shareholders. The Fund must distribute 90% of the aggregate interest excludable from gross income and 90% of the investment company taxable income earned by it during the taxable year. There are additional requirements including one that less than 30% of the Fund's gross income must be derived from the sale or disposition of securities held for less than three months.
 The percentage of total dividends paid by the Fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") for Federal tax purposes will be the same for all shareholders receiving dividends during such year. In order for the Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Trust's and Fund's assets must consist of tax-exempt obligations. Not later than 60 days after the close of its taxable year, the Fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.
 Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.
 While the Fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The Fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year. The Fund may also make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than the principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. Similarly, while the Fund does not expect to earn any taxable income, any taxable income earned by the Fund will be distributed and will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).
 If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations.
 Under the Code, if, within 90 days after Fund shares are purchased, such shares are redeemed and either reinstated in the same fund or exchanged for shares of any other fund in The American Funds Group and the otherwise applicable sales charge is waived, then the amount of the sales charge previously incurred in purchasing Fund shares shall not be taken into account for purposes of determining the amount of any gain or loss on the redemption, but will be treated as having been incurred in the purchase of the fund shares acquired in the reinstatement or exchange.
 The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days.
 As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gain is 28%; and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the Fund or disposition of Fund shares will be affected by a combination of tax rules covering e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish and contribute to an IRA each year (prior to the tax return filing for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.
FEDERAL TAXES - Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98 percent of ordinary income (generally net investment income) for the calendar year, (ii) 98 percent of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which such Fund pays income tax for the year. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.
 Individuals and corporations may be subject to alternative minimum tax. The Code treats interest on private activity bonds, as defined therein, as an item of tax preference for alternative minimum tax purposes. Also, shareholders will not be permitted to deduct any of their share of Fund expenses in computing alternative minimum taxable income. Further, under the Code federal exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income.
 Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends, and all other tax-exempt interest received during tax years beginning on or after January 1, 1987.
                               PURCHASE OF SHARES
   PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the Fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the Fund after the time of determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the Fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.
 The price you pay for shares, the public offering price (net asset value plus a sales charge, if applicable), is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:
    1. Municipal bonds and notes and other securities with more than 60 days remaining to maturity normally are valued at prices representing the mean between bid and asked quotations, which are obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield and maturity of municipal bonds comparable to those held by each Fund, as well as actual bid and asked prices on a particular day.
 All securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, or instruments with the right to sell them at par to the issuer or dealer, are deemed to be the time remaining until the next interest adjustment date or until they can be redeemed at par.
 When market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the total assets;
 2. There are deducted from the total assets, thus determined, the liabilities, including accruals of taxes and other expense items; and
 3. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.
 Any purchase order may be rejected by the Principal Underwriter or by the Trust. The Trust will not knowingly sell Fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the Fund without the consent of a majority of the Board of Trustees.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to up to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the investment dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gains distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.
 In the case of purchase orders by the trustees of certain retirement plans by payroll deductions, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges previously made during the 13-month period.
 Shareholders purchasing shares at a reduced sales charge under the Statement indicate their acceptance of these terms with their first purchase.


DEALER COMMISSIONS - The following commissions will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on sales to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value. See "The American Funds Shareholder Guide" in the Fund's prospectus for more information.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES
AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the 10th day of the month (or on or about the 15th day of the month in the case of accounts for retirement plans where Capital Guardian Trust Company serves as custodian or trustee.) Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement showing the current transaction. Participation in the plan will begin within 30 days after receipt of the account application. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of your account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.
AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are systematic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value could reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.
CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to automatically redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).
                      EXECUTION OF PORTFOLIO TRANSACTIONS
 Orders for the Fund's portfolio securities transactions are placed by the Investment Adviser. There are occasions on which portfolio transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when the Investment Adviser believes that to do so is in the interest of the Trust.
When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.
 Johnston, Lemon & Co. Incorporated, which together with the Business Manager is wholly owned by The Johnston-Lemon Group, Incorporated, may serve as broker for the Fund in effecting certain portfolio transactions, and may retain commissions, in accordance with certain regulations of the Securities and Exchange Commission.
                              GENERAL INFORMATION
CUSTODIAN OF ASSETS - Securities and cash owned by the Trust, including proceeds from the sale of shares of the Trust and of securities in the Trust's portfolio, are held by The Chase Manhattan Bank, N.A., Three Metrotech Center, Brooklyn, NY 11245, as Custodian.
   INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Trust's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The Financial Statements included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP given on the authority of that firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS - The Trust's fiscal year ends on July 31. Shareholders are provided, at least semiannually, with reports showing the investment portfolio and financial statements audited annually by the Trust's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods for personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

 The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1995

                                               THE TAX-EXEMPT FUND OF Maryland   THE TAX-EXEMPT FUND OF VIRGINIA

Net asset value and redemption price per share   $15.29           $15.79
(Net assets divided by shares outstanding)

Maximum Offering price per share (100/95.25 of   $16.05           $16.58
net asset value per share, which takes into
account the Fund's current maximum sales charge)


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.
 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder. SHAREHOLDER VOTING RIGHTS - As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the Trust have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except that amendments to change the name of the Trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new Funds, or to reduce or eliminate the payment of taxes by the Trust may be made by the Trustees without the vote or consent of Shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the Trust will continue indefinitely.
 The Fund currently issues shares in two series and the Board of Trustees may establish additional series of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objective and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting the entire Trust, with each share entitled to a single vote. On matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.
                               INVESTMENT RESULTS

The Maryland Fund yield is 4.65% and the Virginia Fund yield is 4.57% based on a 30-day (or one month) period ended July 31, 1995, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the
following formula    :
 YIELD = 2[((a-b/cd) + 1)/6/ -1]
Where: a = dividends and interest earned during the period.
  b = expenses accrued for the period (net of reimbursements).
  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
  d = the maximum offering price per share on the last day of the period.

 The Fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The Maryland Fund's tax-equivalent yield based on the maximum combined effective federal/state/county tax rate of 44.13% for the 30-day (or one month) period ended July 31, 1995 was 8.32%. For the Virginia Fund investors with the maximum combined effective federal/state tax rate of 43.07%, the tax-equivalent yield was 8.03% for the period ended July 31, 1995.

 The Maryland Fund average annual total return for the one-year, five-year and lifetime periods ending on July 31, 1995 was +2.45%, +6.23 % and +6.04%, respectively. The Virginia Fund average annual total return for the same time periods was +2.47%, +6.39% and +6.51%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:
P(1+T)/n/ = ERV.

 The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The Fund will calculate total return for ten-year periods after such a period has elapsed. In addition, the Fund will provide lifetime average total return figures.
 The Funds may also calculate distribution rates on a taxable and tax equivalent basis. The distribution rates are computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rates may differ from the yields.
           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM
                                                ... and taken all
                                                distributions in shares,
If you had invested                             your investment would
$10,000 in the Fund                             have been worth this
this many years ago...                          much at July 31, 1995

Number of Years   Periods                  Maryland Value**     Virginia Value**
                 8/1-7/31

1                  1994-1995              $10,246              $10,247

2                1993-1995                10,395               10,422

3                1992-1995                11,165               11,186

4                1991-1995                12,589               12,611

5                1990-1995                13,526               13,628

6                1989-1995                14,245               14,421

7                1988-1995                15,927               16,100

8                1987-1995                17,066               17,111

9                1986-1995                16,920               17,597



    ILLUSTRATION OF A $10,000 INVESTMENT IN THE TAX-EXEMPT FUND OF MARYLAND WITH DIVIDENDS REINVESTED
(For the lifetime of the Fund August 14, 1986 - July 31, 1995)

                                 COST OF SHARES
              VALUE OF SHARES**

Fiscal       Annual       Dividends    Total        From         From         Total
Year End     Dividends    (cumulative)   Investment    Initial      Dividends    Value
July 31                                Cost         Investment   Reinvestment

1987*        $ 493        $  493       $ 10,493     $  8,973     $  471       $ 9,444

1988         617          1,110        11,110       9,021        1,101        10,122

1989         653          1,763        11,763       9,481        1,832        11,313

1990         681          2,444        12,444       9,414        2,504        11,918

1991         736          3,180        13,180       9,528        3,276        12,804

1992         764          3,944        13,944       10,148       4,285        14,433

1993         765          4,709        14,709       10,354       5,154        15,508

1994         773          5,482        15,482       10,001       5,727        15,728

1995         860          6,342        16,342       10,194       6,726        16,920



ILLUSTRATION OF A $10,000 INVESTMENT IN THE TAX-EXEMPT FUND OF VIRGINIA WITH DIVIDENDS REINVESTED
(For the lifetime of the Fund August 14, 1986 - July 31, 1995)
                                COST OF SHARES
             VALUE OF SHARES**

Fiscal       Annual       Dividends    Total        From         From         Total
Year End     Dividends    (cumulative)   Investment    Initial      Dividends    Value
July 31                                Cost         Investment   Reinvestment

1987*        $  545       $  545       $  10,545    $ 9,273      $ 525        $ 9,798

1988         640          1,185        11,185       9,241        1,171        10,412

1989         671          1,856        11,856       9,701        1,919        11,620

1990         716          2,572        12,572       9,668        2,634        12,302

1991         760          3,332        13,332       9,834        3,454        13,288

1992         791          4,123        14,123       10,481       4,508        14,989

1993         800          4,923        14,923       10,674       5,407        16,081

1994         826          5,749        15,749       10,328       6,032        16,360

1995         892          6,641        16,641       10,528       7,069        17,597


 * From inception on August 14, 1986.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.

EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In all of the 10-year periods during which those funds were managed by Capital Research and Management Company since 1964 (115 in all), those funds have had better total returns than the Standard and Poor's 500 Stock Composite Index in 94 of the 115 periods.
 Note that past results are not an indication of future investment results. Also, the Fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company, the Fund's Investment Adviser.
 The Fund may also refer to results compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the Fund may, from time to time, refer to results published in various newspapers or periodicals, including "Barrons", Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and "The Wall Street Journal."
             DESCRIPTION OF RATINGS FOR NOTES AND COMMERCIAL PAPER
COMMERCIAL PAPER --
 Moody's Investors Service, Inc. ratings:
 "Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
 -- Leading market positions in well established industries.
 --  High rates of return on funds employed.
 -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
   -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
 -- Well established access to a range of financial markets and assured sources of alternate liquidity.
  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."
 Standard & Poor's Corporation ratings:
 "The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.
 The A-2 designation indicates a capacity for timely payment on issues so designated is strong; however, the relative degree of safety is not as high as for issues designated A-1."
NOTES --
 Moody's Investors Service, Inc. ratings:
 "The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
 The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."
 Standard & Poor's Corporation ratings:
 "The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
 The SP-2 rating denotes a satisfactory capacity to pay principal and interest."


The Tax-Exempt Fund of Maryland
Investment Portfolio, July 31, 1995

                                                                    Principal

                                                                    Amount           Market

                                                                    (000)            Value

                                                                    ----------       ----------

TAX-EXEMPT SECURITIES MATURING IN MORE THAN ONE YEAR - 93.88%



COLLEGE & UNIVERSITY REVENUE - 5.03%



Frederick County, College Revenue Bonds, (Hood College Project),

1990 Series:

 7.05% 2004                                                         $410             $453,874

 7.05% 2005                                                         455              501,592



Maryland Health and Higher Educational Facilities Authority,

Refunding Revenue Bonds, Johns Hopkins University Issue,

Series 1988, 7.375% 2008                                            1,000            1,093,830



University of Maryland System Auxiliary Facility and Tuition

Revenue Bonds:

 1992 Series A, 6.30% 2009                                          750              787,875

 1993 Refunding Series C, 5.00% 2010                                1,000            939,140

                                                                                        ----------

                                                                                     3,776,311

                                                                                     ----------

GENERAL OBLIGATIONS (LOCAL) - 10.10%



Anne Arundel County, Consolidated Water and Sewer:

 1993 Refunding Series, 5.25% 2011                                  1,000            964,670

 1985 Refunding Series, 5.30% 2016                                  1,000            935,510



Baltimore County:

 Consolidated Public Improvement Bonds, 1990 Series, 6.75% 1999        600              650,172

 Metropolitan District Bonds, 63rd Issue, 1992 Series, 6.10% 2006

                                                                    250              268,833

Frederick County, Public Facilities Bonds:

 1990, 8.875% 2002                                                  250              311,650

 1993, Series B, 5.125% 2007                                        995              987,547



Harford County Consolidated Public Improvement Bonds,

Series 1992, 5.80% 2010                                             530              539,699



Howard County Consolidated Public Improvement Refunding Bonds,

1993 Series A, 5.25% 2007                                           1,500            1,505,760



Montgomery County, Consolidated Public Improvement Refunding

Bonds of 1993, Series A, 5.00% 2010                                 1,000            946,960



Wicomico County, Consolidated Public Improvement Bonds of

1993, 4.60% 2005                                                    500              476,600



                                                                                     ----------

                                                                                     7,587,401

                                                                                     ----------

HOSPITAL & HEALTH FACILITIES REVENUE - 15.22%



Maryland Health and Higher Educational Facilities Authority:

 Good Samaritan Hospital Issue, Revenue Bonds, Series 1993,

 5.70% 2009                                                         1,000            996,140



 Greater Baltimore Medical Center Issue, Revenue Bonds,

 Series  1991, 6.00% 2021                                           625              587,525



 Howard County, General Hospital Issue, Series 1993:

  5.50% 2013                                                        1,500            1,309,485

  5.50% 2021                                                        2,000            1,655,700



 Johns Hopkins Hospital Issue, Revenue Refunding Bonds, Series 1993:

   5.60% 2009                                                       850              841,857

   5.00% 2023                                                       1,000            849,770



 Memorial Hospital of Cumberland Issue, Revenue Refunding

 Bonds, Series 1992, 6.50% 2010                                     750              764,670



 Peninsula Regional Medical Center Issue, Project and Refunding

 Revenue Bonds, Series 1993, 5.00% 2023                             2,000            1,671,640



 Suburban Hospital Issue, Revenue Refunding Bonds,

 Series 1993, 5.125% 2021                                           3,000            2,527,260



Prince George's County, Hospital Revenue Bonds

(Dimensions Health Corporation Issue), Series 1992, 7.20% 2006        215              233,802

                                                                                        ----------

                                                                                     11,437,849

                                                                                     ----------

HOUSING FINANCE AUTHORITY REVENUE - 7.10%



Maryland Community Development Administration, Department of

Housing and Community Development, Single-Family Program Bonds:

 1990 First Series, 7.60% 2017                                      495              529,675

 1994 Fifth Series, 5.875% 2017                                     1,490            1,495,126

 1988 Third Series, 8.00% 2018                                      1,000            1,069,650



Montgomery County, Maryland Housing Opportunities Commission,

Single Family Mortgage Revenue, 1986 Series C, 7.25% 2013           750              781,005



Prince George's County Housing Authority, GNMA/FNMA

Collateralized Single Family Mortgage Bonds,

Series 1994 A,  6.60% 2025                                          1,000            1,021,610



Commonwealth of Puerto Rico Housing Finance Corporation,

Single Family Mortgage Revenue Bonds, 1st Portfolio:

 1988 Series A, 7.80% 2021                                          95               101,146

 1988 Series B, 7.65% 2022                                          320              340,895

                                                                                     ----------

                                                                                     5,339,107

                                                                                     ----------

INDUSTRIAL DEVELOPMENT REVENUE - 1.44%



Mayor and City Council of Baltimore, Port Facilities Revenue

Bonds (Consolidation Coal Sales Company Project):

 Series 1984 A, 6.50% 2011                                          500              540,915

 Series 1984 B, 6.50% 2011                                          500              540,916

                                                                                     ----------

                                                                                     1,081,831

                                                                                     ----------

INSURED - 17.22%



City of Baltimore, Refunding Revenue Bonds, FGIC Insured:

 1995, Series A, 7.25% 2005                                         2,000            2,361,340

 1994, Series A, 6.00% 2015                                         1,500            1,542,240



Charles County, Consolidated Public Improvement Bonds of 1993,

Series A, FGIC Insured, 5.25% 2003                                  715              741,619



City of Frederick, General Improvement Bonds, 1992 Refunding

Series, FGIC Insured, 6.125% 2008                                   890              952,220



Maryland Health and Higher Educational Facilities Authority:

 Anne Arundel Medical Center Issue,  Revenue Bonds,

 AMBAC  Insured:

  Series 1993, 5.25% 2013                                           1,000            932,830

  Series 1993, 5.00% 2023                                           500              432,035



 Francis Scott Key Medical Center Issue, Refunding Revenue

 Bonds, Series 1993, FGIC Insured, 5.00% 2013                       500              451,635



 Holy Cross Hospital Issue, Series 1990 A,

 AMBAC Insured, 7.011% 2004                                         750              827,775



 Memorial Hospital of Easton, Series 1989 B,

 MBIA Insured, 7.00% 2012                                           1,200            1,300,548



 Sinai Hospital of Baltimore Issue Project and Revenue

 Refunding Bonds, Series 1993, AMBAC Insured, 5.25% 2019            2,000            1,808,340



Commonwealth of Puerto Rico, Public Improvement Bonds of 1987,

 MBIA Insured, 6.75% 2006                                           500              530,735



Washington, D.C. Metropolitan Area Transit Authority,

Gross Revenue Transit Refunding Bonds, Series 1993,

FGIC Insured,  6.00% 2008                                           1,000            1,061,920

                                                                                     ----------

                                                                                     12,943,237

                                                                                     ----------

LIFE CARE FACILITIES REVENUE - 9.45%



Calvert County, Economic Development Revenue Bonds

(Asbury-Solomons Island Facility), Series 1995, 8.625% 2024         2,000            2,130,780



Maryland Health and Higher Educational Facilities Authority,

First Mortgage Refunding Revenue Bonds, Roland Park Place Issue,

Series 1989, 7.75% 2012                                             2,000            2,133,360



Prince George's County, Refunding Revenue Bonds, Collington

Episcopal Life Care Community, Inc., Series 1994 A, 6.00% 2013        3,000            2,837,430

                                                                                     ----------

                                                                                     7,101,570

                                                                                     ----------

MULTI-FAMILY HOUSING  - 2.76%



Montgomery County, Maryland Housing Opportunities Commission,

Single Family Mortgage Revenue, 1994 Series A-2, 7.50% 2024         2,000            2,073,720

                                                                                     ----------



PRE-REFUNDED$ - 19.62%



Frederick County, Public Facilities Bonds:

 1989, 7.20% 2006 (1999)                                            350              389,925

 1991, Series B, 6.30% 2011 (2002)                                  1,370            1,521,399

 1986 Series, 7.40% 2012 (2001)                                     310              362,133



Harford County, Consolidated Public Improvement Bonds,

Series 1992, 5.80% 2010 (2002)                                      970              1,057,397



Howard County:

 Consolidated Public Improvement Bonds,

 1990 Series A, 7.00%   2009 (2000)                                 500              554,400



 Metropolitan District Refunding Bonds,

 1991 Series A, 6.625% 2021 (2001)                                  500              557,555



Maryland Department of Transportation, Consolidated

Transportation Bonds, 1989 Series, 6.50% 2003 (1998)                500              540,465



STATE OF MARYLAND, GENERAL OBLIGATION BONDS, STATE AND

Local  Facilities:

 Loan of 1990, Third Series, 6.75% 2003 (2000)                      400              443,904

 1989 First Series, 6.80% 2004 (1999)                               1,000            1,099,330



Maryland State Health and Higher Educational Facilities

Authority:

 Junior Lien Revenue Bonds, Francis Scott Key Medical Center

 Issue, 1990 Series A, 7.00% 2025 (2000)                            250              281,888



 Sinai Hospital of Baltimore Issue, Revenue Bonds,

 1990 Series,   AMBAC Insured, 7.00% 2019 (2000)                    700              789,285



 Suburban Hospital Issue Revenue Bonds:

  Series 1988, 7.50% 2008 (1998)                                    1,250            1,386,763

  Series 1992, 6.50% 2017 (2002)                                    500              561,110



 University of Maryland Medical System Issue, Revenue Bonds,

 Series 1991 A, FGIC Insured, 6.50% 2021 (2001)                     1,000            1,099,020



Morgan State University Academic Fees and Auxiliary Facilities

Fees Revenue Bonds, 1990 Series A, MBIA Insured,

7.00% 2020  (2000)                                                  475              535,586



Prince George's County, Hospital Revenue Bonds (Dimensions

Health Corporation Issue), Series 1992, 7.20% 2006 (2002)           1,035            1,203,912



Commonwealth of Puerto Rico, Housing Bank and Finance Agency,

Single Family Mortgage Revenue Bonds, Homeownership

5th  Portfolio, 1986 Series, 7.50% 2015 (2000)                      495              559,503



Commonwealth of Puerto Rico, Public Improvement Bonds of 1992,

MBIA Insured, 6.50% 2009 (2002)                                     1,000            1,124,910



University of Maryland System Auxiliary Facility and Tuition

Revenue Bonds, 1989 Series B, 7.00% 2007 (1999)                     600              671,440

                                                                                     ----------

                                                                                     14,739,925

                                                                                     ----------

RESOURCE RECOVERY - 3.99%



Montgomery County, Northeast Maryland Waste Disposal Authority,

Solid Waste Revenue:

 6.00% 2006                                                         1,000            1,002,320

 6.00% 2007                                                         1,000            1,002,470

 Series 1993 A, 6.30% 2016                                          1,000            993,040

                                                                                     ----------

                                                                                     2,997,830

                                                                                     ----------

TURNPIKES & TOLL ROADS REVENUE - 1.40%



Maryland Transportation Authority Facilities Project:

Transportation Facilities Projects Revenue Bonds,

Series 1992, 5.80% 2006                                             1,000            1,050,300

                                                                                     ----------

WATER & SEWER REVENUE - .55%



Maryland Water Quality Financing Administration,

Revolving Loan Fund Revenue Bonds, Series 1991 B, 0.00% 2005        700              415,919



                                                                                     ----------

                                                                                     70,545,000

                                                                                     ----------



TAX-EXEMPT SECURITIES MATURING IN ONE YEAR OR LESS  - 5.56%



PORTS - .93%



Anne Arundel County, Baltimore Gas and Electric Co.,

Economic Development Revenue Bonds, Series 1985, 3.60% 1995         700              699,999

                                                                                     ----------

PRE-REFUNDED$ - 1.55%



Baltimore County Pension Fund, 1988 Series, 7.75% 2016 (1996)        1,125            1,166,603

                                                                                     ----------

TRANSPORTATION - 3.08%



Maryland Department of Transportation, Consolidated Transportation

Bonds, 6.20% 1995                                                   2,300            2,314,904

                                                                                     ----------

                                                                                     4,181,506

                                                                                     ----------



TOTAL TAX-EXEMPT SECURITIES (COST: $72,053,000)                                      74,726,506

Excess of cash and receivables over payables                                         417,576

                                                                                     ----------

NET ASSETS                                                                           $75,144,082

                                                                                     ==========



--------

The Tax-Exempt Fund of Virginia
Investment Portfolio, July 31, 1995

                                                                   Principal

                                                                   Amount          Market

                                                                    (000)          Value

                                                                   ----------       -----------

TAX-EXEMPT SECURITIES MATURING IN MORE THAN ONE YEAR - 95.49%



COLLEGE & UNIVERSITY REVENUE - 4.13%



Rockingham County Industrial Development Authority, Educational

Facilities Revenue Bonds (Bridgewater College),

Series 1993, 6.00% 2023                                            $1,100          $1,037,333



University of Virginia, General Revenue Pledge Bonds,

Series 1993 B, 5.375% 2010                                         1000            999920



Virginia College Building Authority Educational Facilities Revenue

Bonds (Marymount University Project), Series 1992, 6.875% 2007       1650            1753142

                                                                                   -----------

                                                                                   3790395

                                                                                   -----------

GENERAL OBLIGATIONS (LOCAL) - 11.88%



Arlington County Public Improvement Bonds,

Series 1993, 5.30% 2009                                            2500            2490175



Chesapeake:

 Public Improvement Bonds, Series of 1992, 6.00% 2006              1600            1707344

 Refunding Bonds, Series of 1993, 5.40% 2008                       1000            1006540



Covington, Water and Sewer Refunding Bonds,

Series of 1994, 5.25% 2013                                         250             230703



Leesburg Refunding Bonds, Series 1993, 5.60% 2008                  1195            1205002



Lynchburg Public Improvement Refunding Bonds,

Series 1993, 5.25% 2009                                            1000            979880



Newport News General Obligation, Water Bonds,

Series A of 1992, 6.125% 2009                                      1170            1225201



Norfolk Capital Improvement and Refunding Bonds,

Series 1992 A, 6.00% 2011                                          500             506920



Roanoke Public Improvement and Refunding Bonds,

Series 1992 A and B:

 6.375% 2009                                                       250             264003

 6.40% 2011                                                        500             525710



Spotsylvania Public Improvement Bonds,

Series of 1992, 5.75% 2011                                         750             749970

                                                                                   -----------

                                                                                   10891448

                                                                                   -----------

GENERAL OBLIGATIONS (STATE) - 1.70%



Commonwealth of Virginia, Public Facilities Bonds,

1993 Series A, 5.40% 2005                                          1500            1560825

                                                                                   -----------

HOSPITAL & HEALTH FACILITIES REVENUE - 13.22%



Arlington County Industrial Development Authority, Hospital

Revenue Refunding Bonds (The Arlington Hospital), Series 1993:

 5.125% 2008                                                       1000            929970

  5.00% 2021                                                       1000            838990



Fairfax County Industrial Development Authority, Hospital

Revenue Refunding Bonds (INOVA Health Systems Hospital

Project), Series 1993 A:

 5.00% 2007                                                        1500            1442205

 5.25% 2019                                                        1500            1338510

 5.00% 2023                                                        2000            1692040



Lynchburg Industrial Development Authority, Hospital

Facilities, Revenue Refunding Bonds, Centra

Health, Inc., Series 1988, 8.125% 2016                             1000            1100800



Norfolk Industrial Development Authority, Hospital Revenue

Bonds (Sentara Hospitals-Norfolk Project),

Series A of 1994, 5.00% 2020                                       1750            1481637



Peninsula Ports Authority:

 Health Care Facilities Revenue and Refunding Bonds (Mary

 Immaculate Project), 1994 Series, 6.875% 2010                     1900            1938912



 Health System Revenue and Refunding Bonds

 (Riverside Health System Project),

 Series 1992 A, 6.625% 2010                                        1300            1353560

                                                                                   -----------

                                                                                   12116624

                                                                                   -----------

HOUSING FINANCE AUTHORITY REVENUE - 4.99%



Commonwealth of Puerto Rico Housing Finance Corporation,

Single Family Mortgage Revenue Bonds, 1st Portfolio:

 1988 Series A, 7.80% 2021                                         80              85175

 1988 Series B, 7.65% 2022                                         345             367529



Virginia Housing Development Authority, Commonwealth

Mortgage Bonds:

 1994 Series H, Sub-Series H-1, 6.10% 2003                         500             528205

 1995 Series A-AMT, Sub-Series A-1, 6.60% 2004                     1000            1062890

 1994 Series I-AMT, Sub-Series I-1, 6.40% 2005                     800             843784

 1989 Series B, Sub-Series B-2, 7.625% 2017                        250             265385

 1994 Series H, Sub-Series H-2, 6.55% 2017                         1000            1023330

 1992 Series A, 7.10% 2022                                         380             399847

                                                                                   -----------

                                                                                   4576145

                                                                                   -----------

INSURED - 15.02%



Chesapeake Certificates of Participation,

MBIA Insured, 1993 Series, 5.40% 2005                              1000            1025420



Danville, Virginia Industrial Development Authority, Hospital

Revenue Bonds, Danville Regional Medical Center,

Series 1994 FGIC Insured, 6.00% 2007                               1000            1054920



Industrial Development Authority of the County of Hanover,

Hospital Revenue Bonds (Memorial Regional Medical Center

Project at Hanover Medical Park), Series 1995, MBIA Insured:

 6.50% 2010                                                        1375            1487956

 6.375% 2018                                                       1000            1067250



Loudoun County Sanitation Authority, Water and Sewer System

Revenue Bonds, Refunding Series 1992,

FGIC Insured, 6.25% 2010                                           2000            2086580



Metropolitan Washington, D.C. Airports Authority, Airport

System Revenue and Refunding Bonds, MBIA Insured AMT:

 Series 1992 A, 6.625% 2019                                        750             774592

 Series 1994 A, 5.75% 2020                                         2000            1873800



County of Prince William, Virginia, Lease Participation Certificates,

Series 1995, MBIA Insured, 5.20% 2005                              1000            998340



Southeastern Public Service Authority of Virginia, Senior Revenue

Refunding Bonds (Regional Solid Waste System),

Series 1993 A, MBIA Insured, 5.125% 2013                           1500            1381740



City of Virginia Beach Development Authority, Hospital Revenue

Bonds (Virginia Beach General Hospital Project),

Series 1993, AMBAC Insured, 6.00% 2011                             1000            1032710



Washington, D.C. Metropolitan Area Transit Authority,

Gross Revenue Transit Refunding Bonds,

Series 1993, FGIC Insured, 4.70% 2003                              1000            983740

                                                                                   -----------

                                                                                   13767048

                                                                                   -----------

LEASE REVENUE (STATE) - 2.02%



Virginia Public Building Authority, State Building Revenue Bonds

Series 1991 A, 6.50% 2011                                          1750            1853915

                                                                                   -----------

LOCAL APPROPRIATION - .84%

Fairfax County Economic Development Authority, Parking Revenue

Bonds (Huntington Metrorail Station Project),

Series 1990 A, 6.75% 2015                                          500             519305



Hampton Museum Revenue Refunding Bonds, Series 1994, 4.40% 2000       255             252720

                                                                                   -----------

                                                                                   772025

                                                                                   -----------

PRE-REFUNDED$ - 21.24%



Chesapeake, Hospital Authority Facility for Chesapeake

General Hospital First Mortgage Revenue, BIG Insured

Series 1988, 7.625% 2018 (1998)                                    1000            1112810



Fairfax County:

 Industrial Development Authority Hospital Revenue Bonds

  (Fairfax Hospital Association System),

  Series 1985 A, 7.875% 2017 (1996)                                250             268765



  (Fairfax Hospital System Project), INOVA Health Systems,

  Series 1991 C, 6.664% 2023 (2001)                                1000            1127210



 Water Authority Revenue, Series 1989, 7.30% 2021 (2000)           1250            1411937



Henry County Public Service Authority, Water and Sewer Revenue

Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)                1250            1420200



Loudoun County Sanitation Authority, Water and Sewer System

Revenue Bonds, Series 1989, AMBAC Insured:

 7.50% 2010 (1999)                                                 900             1005813

 7.50% 2017 (1999)                                                 375             419089



Norfolk Industrial Development Authority,

Hospital Revenue Bonds:

 (Children's Hospital of the King's Daughters Obligated

 Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)             400             455392



 (Sentara Hospitals-Norfolk Project), Series 1991, 7.00% 2020 (2000)       250             282995



Portsmouth Improvement Bonds, Public Improvement Refunding

Bonds, Series 1987, 7.50% 2012 (1997)                              500             549030



Prince William County Service Authority, Water and Sewer

System Revenue Bonds, Series 1991, FGIC Insured, 6.50% 2021 (2001)       680             757744



Richmond Public Utility Revenue Bonds,

Series 1988 A, 8.00% 2018 (1998)                                   1500            1662060



Roanoke:

 Industrial Development Authority, Hospital Revenue Bonds,

 Carilion Health System (Roanoke Memorial Hospital Projects),

 Series 1990, MBIA Insured, 7.25% 2017 (2000)                      750             853860



 Water System Revenue Bonds,

 Series 1991, FGIC Insured, 6.50% 2021 (2001)                      750             835748



Southeastern Public Service Authority, Regional Solid Waste

System, Senior Revenue Refunding Bonds,

Series 1989, BIG Insured:

 7.00% 2006 (1999)                                                 500             556435

 7.00% 2013 (1999)                                                 1000            1112870



Suffolk, Series 1989, 7.00% 2005 (1998)                            1000            1101240



University of Virginia, Hospital Revenue Bonds,

1984 Series A, HIBI Insured, 9.875% 2001 (2001)                    25              28686



University of Virginia Hospital (The Rectors and Visitors

Hospital), Revenue Refunding Bonds,

Series 1985 D, 7.15% 2017 (1998)                                   500             549135



Upper Occoquan Sewage Authority, Regional Sewerage System

Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)        700             751345



Virginia Resources Authority:

 Solid Waste Disposal System Revenue Bonds,

 1990 Series A, 7.30% 2015 (2000)                                  1000            1134200



 Water and Sewer System Revenue Bonds,

 Series 1990, 7.25% 2011 (2000)                                    250             285705



Commonwealth of Virginia Transportation Board,

Transportation Contract Revenue Bonds, Route 28 Project,

Series 1988:

 7.70% 2008 (1998)                                                 890             983067

 7.80% 2016 (1998)                                                 500             553495



Warrenton, Series of 1990, 7.10% 2003 (1998)                       230             254249

                                                                                   -----------

                                                                                   19473080

                                                                                   -----------

RESOURCE RECOVERY - 2.17%



Fairfax County Economic Development Authority, Resource Recovery

Revenue Bonds, Series 1988 A AMT, (Ogden Martin Systems of

Fairfax, Inc. Project), 7.55% 2011                                 500             541035



Roanoke Valley Resource Authority, Solid Waste System Revenue

Bonds, Series 1992, 5.75% 2012                                     1500            1447755

                                                                                   -----------

                                                                                   1988790

                                                                                       -----------

STATE AUTHORITY - 4.35%



Virginia Public School Authority, School Financing Bonds:

 (1987 Resolution), 1991 Refunding Series C, 6.25% 2007            1500            1604070

 (1991 Resolution), Series 1994 A, 6.20% 2014                      1500            1550745



Virginia Resources Authority:

 Water and Sewer System Revenue Bonds

 (Pooled Loan Program), 1986 Series A, 7.50% 2017                  50              52744



 Water System Refunding Revenue Bonds,

 1992 Series A, 6.45% 2013                                         750             777083

                                                                                   -----------

                                                                                   3984642

                                                                                   -----------

STUDENT LOAN - 3.07%



Virginia Education Loan Authority, Student Loan Program Revenue

Refunding Bonds, Senior Series of 1993 D AMT:

 5.40% 2001                                                        1800            1823148

 5.95% 2009                                                        1000            993350

                                                                                   -----------

                                                                                   2816498

                                                                                   -----------

TRANSPORTATION - 3.49%



Commonwealth of Virginia Transportation Board,

Transportation Revenue Refunding Bonds:

 (Northern Virginia Transportation District Program),

 Series 1993 C, 5.30% 2009                                         2565            2520497



 (U.S. Route 58 Corridor Development Program),

 Series 1993 A, 5.25% 2012                                         730             681645

                                                                                   -----------

                                                                                   3202142

                                                                                   -----------

WATER & SEWER REVENUE - 7.37%



Chesterfield County Water and Sewer Revenue Refunding Bonds,

Series 1992, 6.375% 2009                                           1250            1325537



Fairfax County Water Authority, Water Refunding Revenue Bonds,

Series 1992, 5.75% 2029                                            3000            2870940



Prince William County, Virginia Resources Authority,

Solid Waste Disposal System Revenue Refunding Bonds,

1995 Series A, 5.50% 2015                                          1960            1864901



Rivanna Water and Sewer Authority, Regional Water and Sewer

System Refunding Revenue Bonds, Series 1991, 6.40% 2007            645             690840

                                                                                   -----------

                                                                                   6752218

                                                                                   -----------

                                                                                   87545795

                                                                                   -----------

TAX-EXEMPT SECURITIES MATURING IN ONE YEAR OR LESS - 3.28%



GENERAL OBLIGATIONS (LOCAL) - .27%



Suffolk, Series 1988, 8.25% 1995                                   250             250028

                                                                                   -----------

PRE-REFUNDED$ - 2.35%



Bedford Electric System Revenue Refunding Bonds,

Series 1986, AMBAC Insured, 7.25% 2025 (1996)                      1000            1048020



Chesapeake, Certificates of Participation,

1986 Series, 7.75% 2006 (1996)                                     1000            1054900



Chesterfield County Refunding Bonds,

1986 Series, 7.50% 2001 (1996)                                     50              52581

                                                                                   -----------

                                                                                   2155501

                                                                                   -----------

RESOURCE RECOVERY - .66%



City of Alexandria Industrial Development Authority,

Adjustable Tender Resource Recovery Revenue Bonds,

1986 Series A, 4.10% 2016/2/                                       600             600000

                                                                                   -----------

                                                                                       3005529

                                                                                       -----------

TOTAL TAX-EXEMPT SECURITIES (cost: $87,073,000)                                    90551324

Excess of cash and receivables over payables                                       1131286

                                                                                   -----------

NET ASSETS                                                                         $91,682,610

                                                                                   ==========


-------------------

Statement of Assets and Liabilities
July 31, 1995
(dollars in thousands)

                                               The                 The

                                               Tax-Exempt          Tax-Exempt

                                               Fund of             Fund of

                                               Maryland            Virginia

--------------------------------------------       ---------           ---------

Assets:

 Tax-exempt securities:

  Maturing in more than one year                 a

   (cost: $67,916 and $84,184, respectively)       $70,545             $87,546

  Maturing in one year or less

   (cost: $4,137 and $2,889, respectively)       4182                3005

 Cash                                          171                 48

 Receivables for --

  Sales of investments                         --                  704

  Sales of Funds' shares                       21                  50

  Accrued interest                             786                 1318

                                               ---------           ---------

   Total Assets                                75705               92671

                                               ---------           ---------

Liabilities:

 Payables for --

  Purchases of investments                     --                  702

  Repurchases of Funds' shares                 387                 75

  Dividends                                    113                 139

  Adviser and management services                30                  35

  Accrued expenses                             31                  37

                                               ---------           ---------

   Total Liabilities                           561                 988

                                               ---------           ---------

Net Assets:

 Net assets applicable to Funds'

  shares issued and outstanding                $75,144             $91,683

                                               =========           ========

 Funds' shares outstanding$                    4914453             5806683

 Net asset value per share                     $15.29              $15.79





$Shares of beneficial interest, unlimites shares authorized.
See Notes to Financial Statements

Statement of Operations
For the year ended July 31, 1995
(dollars in thousands)

                                               The               The

                                               Tax-Exempt        Tax-Exempt

                                               Fund of           Fund of

                                               Maryland          Virginia

--------------------------------------------       -----------       -----------

Investment Income:

 Income:

  Interest on tax-exempt securities            $4,478            $5,572

                                               -----------       -----------

 Expenses:

  Investment adviser fee                       188               227

  Business management fee                      153               183

  Distribution fee                             154               211

  Transfer agent fee                           27                32

  Reports to shareholders                      6                 11

  Registration statements and prospectus       5                 10

  Postage, stationery and supplies             7                 14

  Trustees' fees                               7                 7

  Custodian fee                                3                 5

  Auditing and legal fees                      15                15

                                               -----------       -----------

   Total expenses                              565               715

                                               -----------       -----------

 Net investment income                         3913              4857

                                               -----------       -----------

Realized Gain and Unrealized Appreciation

 on Investments:

 Net realized gain                             105               501

                                               -----------       -----------

 Net increase in unrealized appreciation

  on investments:

  Beginning of year                            1598              2345

  End of year                                  2674              3478

                                               -----------       -----------

   Net unrealized appreciation

    on investments                             1076              1133

                                               -----------       -----------

 Net realized gain and unrealized

  appreciation on investments                  1181              1634

                                               -----------       -----------

Net Increase in Net Assets

 Resulting from Operations                     $5,094            $6,491

                                               ===========       ========


See notes to Financial Statements


Statement of Changes in Net Assets
(dollars in thousands)

                                               Year Ended        July 31,

                                               1995              1994

                                               -----------       -----------

The Tax-Exempt Fund of Maryland



Operations:

 Net investment income                         $3,913            $3,533

 Net realized gain on investments              105               15

 Net change in unrealized appreciation

  on investments                               1076              -2776

                                               -----------       -----------

  Net increase in net assets

   resulting from operations                   5094              772

                                               -----------       -----------

Dividends Paid to Shareholders

 from Net Investment Income                    -3923             -3523

                                               -----------       -----------

Capital Share Transactions:

 Proceeds from shares sold:

  778,353 and 1,205,365

  shares, respectively                         11540             18790

 Proceeds from shares issued in

  reinvestment of net investment

  income dividends:

  168,487 and 148,181 shares,

  respectively                                 2494              2289

 Cost of shares repurchased:

  1,015,670 and 521,577

  shares, respectively                         -14835            -8023

                                               -----------       -----------

  Net increase (decrease) in net assets resulting

   from capital share transactions             -801              13056

                                               -----------       -----------

Total Increase in Net Assets                   370               10305



Net Assets:

 Beginning of year                             74774             64469

                                               -----------       -----------

End of year (prior year includes undistributed

  net investment income of $10)                $75,144           $74,774

                                               ========          ========

Statement of Changes in Net Assets

(dollars in thousands)

                                               Year Ended        July 31,

                                               1995              1994

                                               -----------       -----------

The Tax-Exempt Fund of Virginia



Operations:

 Net investment income                         $4,857            $4,528

 Net realized gain on investments              501               75

 Net change in unrealized appreciation

  on investments                               1133              -3590

                                               -----------       -----------

  Net increase in net assets

   resulting from operations                   6491              1013

                                               -----------       -----------

Dividends Paid to Shareholders

 from Net Investment Income                    -4871             -4514

                                               -----------       -----------

Capital Share Transactions:

 Proceeds from shares sold:

  951,297 and 1,670,010

  shares, respectively                         14430             26882

 Proceeds from shares issued in

  reinvestment of net investment

  income dividends:

  180,954 and 167,755 shares,

  respectively                                 2768              2674

 Cost of shares repurchased:

  1,361,785 and 779,481

  shares, respectively                         -20619            -12284

                                               -----------       -----------

  Net increase (decrease) in net assets resulting

   from capital share transactions             -3421             17272

                                               -----------       -----------

Total Increase (Decrease) in Net Assets        -1801             13771



Net Assets:

 Beginning of year                             93484             79713

                                               -----------       -----------

 End of year (prior year includes undistributed

  net investment income of $14)                $91,683           $93,484

                                               ===========       =========




See Notes to Financial Statements
NOTES TO FINANCIAL STATEMENTS
1. The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The following paragraphs summarize the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:
    Tax-exempt securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a national municipal bond pricing service. The pricing service takes into account various factors such as quality, yield, and maturity of tax-exempt securities comparable to those held by the Trust, as well as actual bid and asked prices on a particular day.
    Other securities with original or remaining maturities in excess of 60 days, including securities for which pricing service values are not available, are valued at the mean of their quoted bid and asked prices. All securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the committee appointed by the Board of Trustees.
    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Dividends to shareholders are declared daily from net investment income.
    Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $3,000 and $5,000 for the Maryland and Virginia Funds, respectively, include $3,000 and $2,000 paid by these credits rather than in cash.
2. It is the Trust's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.
  As of July 31, 1995, net unrealized appreciation on investments for book and federal income tax purposes for the Maryland Fund aggregated $2,674,000, of which $3,719,000 related to appreciated securities and $1,045,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $3,478,000, of which $4,127,000 related to appreciated securities and $649,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1995. During the year ended July 31, 1995, the Maryland and Virginia Funds utilized capital loss carryforwards totaling $105,000 and $316,000, respectively, to offset, for tax purposes, capital gains realized during the year up to such amount. The Maryland Fund has available at July 31, 1995 a net capital loss carryforward totaling $81,000, which may be used to offset capital gains realized during subsequent years through July 31, 1999.
It is the intention of the Maryland Fund not to make distributions from capital gains until the capital loss carryforward is utilized. The cost of portfolio securities for book and federal income tax purposes was $72,053,000 and $87,073,000 for the Maryland and Virginia Funds, respectively, at July 31, 1995.

3. Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation
(WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $153,000 and $183,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to WMC as Business Manager of the Trust pursuant to the business management contract under which WMC provides the officer personnel, accounting, and clerical staff of the Trust, together with office space and equipment. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $50,000 and $27,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.
    Fees of $188,000 and $227,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).
    Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1995, distribution expenses under the Plan were $154,000 and $211,000, including accrued and unpaid expenses of $26,000 and $31,000, for the Maryland and Virginia Funds, respectively.
    American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $27,000 and $32,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, has informed the Funds that it has received $42,000 and $46,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.
    Trustees of the Funds who are unaffiliated with WMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 1995, aggregate amounts deferred were $3,000 each for the Maryland and Virginia Funds.
    CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.
4.  As of July 31, 1995:
      The Tax-Exempt The Tax-Exempt
      Fund of  Fund of
      Maryland  Virginia
Accumulated
  undistributed net
  realized gain (loss)
  on investments          $   (81,000) $   185,000
Paid-in capital    72,551,000  88,020,000
Purchases and sales of
  investment securities,
  excluding short-term
  securities, during
  the year ended
  July 31, 1995:
 Purchases     14,440,000   28,271,000
     Sales     14,566,000  30,261,000
REPORT OF INDEPENDENT ACCOUNTANTS
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE AMERICAN FUNDS TAX-EXEMPT SERIES I
     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 1995, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
Price Waterhouse LLP
Los Angeles, California
August 31, 1995
Shareholders may exclude from Federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualifies as exempt-interest dividends.
Since the amounts above are reported for the fiscal year and not a calendar year, shareholders should refer to their Form 1099 DIV which will be mailed in January 1996 to determine the CALENDAR YEAR amounts to be included on their respective 1995 tax returns. Shareholders should consult their tax advisers.

Per-Share Data and Ratios
The Tax-Exempt Fund of Maryland

                                            Year En           ded Jul           y 31

                          --------          --------          -------           -------           -------

                          1995              1994              1993              1992              1991

                          ----------        --------          -------           -------           -------

Net Asset Value,

 Beginning of year        $15.00            $15.53            $15.22            $14.29            $14.12

                          ----------        --------          -------           -------           -------

Income from Investment

 Operations:

 Net investment income       .80               .76               .79               .83               .85

 Net realized and

  unrealized gain (loss)

  on investments          .29               (.53)             .31               .93               .17

                          ----------        --------          -------           -------           -------

  Total income from

   investment operations       1.09              .23               1.10              1.76              1.02

                          ----------        --------          -------           -------           -------

Less Distributions:

 Dividends from net

  investment income       (.80)             (.76)             (.79)             (.83)             (.85)

                          ----------        --------          -------           -------           -------

Net Asset Value,

 End of year              $15.29            $15.00            $15.53            $15.22            $14.29

                          ==========        ========          =======           =======           =======



Total Return$             7.58%             1.42%             7.44%             12.72%            7.44%





Ratios/Supplemental Data:

 Net assets, end of

  year (in millions)       $75               $75               $64               $48               $35

 Ratio of expenses to

  average net assets       .78%              .75%              .83%              .91%              .94%

 Ratio of net income to

  average net assets       5.38%             4.90%             5.12%             5.60%             5.98%

 Portfolio turnover rate       20.91%            10.01%            9.05%             8.11%             .88%


$This was calculated without deducting a sales charge. The maximum sales charge is 4.75% of each Fund's offering price.
Per Share Data and Ratios
The Tax-Exempt Fund of Virginia

                                            Year En           ded Jul           y 31

                          --------          --------          -------           -------           -------

                          1995              1994              1993              1992              1991

                          ----------        --------          -------           -------           -------

Net Asset Value,

 Beginning of Year        $15.49            $16.01            $15.72            $14.75            $14.50

                          ----------        --------          -------           -------           -------

Income from Investment

 Operations:

 Net investment income       .83               .80               .82               .85               .87

 Net realized and

  unrealized gain (loss)

  on investments          .30               (.52)             .29               .97               .25

                          ----------        --------          -------           -------           -------

  Total income from

   investment operations       1.13              .28               1.11              1.82              1.12

                          ----------        --------          -------           -------           -------

Less Distributions:

 Dividends from net

  investment income       (.83)             (.80)             (.82)             (.85)             (.87)

                          ----------        --------          -------           -------           -------

Net Asset Value,

 End of Year              $15.79            $15.49            $16.01            $15.72            $14.75

                          ==========        ========          =======           =======           ======



Total Return$             7.56%             1.74%             7.29%             12.80%            8.01%



Ratios/Supplemental Data:

 Net assets, end of

  year (in millions)       $92               $93               $80               $57               $39

 Ratio of expenses to

  average net assets       .79%              .78%              .84%              .93%              .97%

 Ratio of net income to

  average net assets       5.37%             5.04%             5.18%             5.61%             6.00%

 Portfolio turnover rate       32.18%            2.36%             4.96%             6.84%             13.60%



$This was calculated without deducting a sales charge. The maximum sales charge os 4.75% of each Fund's offering price.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
(A)  FINANCIAL STATEMENTS:
Included in Prospectus - Part A
 Financial Highlights
 Included in Statement of Additional Information - Part B
 Investment Portfolio
 Statement of Assets and Liabilities
 Statement of Operations
 Statement of Changes in Net Assets
 Notes to Financial Statements
 Selected Per-Share Data and Ratios
 Report of Independent Accountants
(
B) EXHIBITS:
  1. On file (see SEC file nos. 811-4653 and 33-5270)
  2. On file (see SEC file nos. 811-4653 and 33-5270)
  3. None.
  4. On file (see SEC file nos. 811-4653 and 33-5270)
  5. On file (see SEC file nos. 811-4653 and 33-5270)
  6. On file (see SEC file nos. 811-4653 and 33-5270)
  7. None.
  8. On file (see SEC file nos. 811-4653 and 33-5270)
  9. On file (see SEC file nos. 811-4653 and 33-5270)
 10. Not applicable to this filing.
 11. Consent of Independent Accountants.
 12. None.
 13. On file (see SEC File nos. 811-4653 and 33-5270)
 14. None.
 15. On file (see SEC file nos. 811-4653 and 33-5270)
 16. Updates to previously filed schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (see SEC file nos. 811-4653 and 33-5270).
    17. EX-27 Financial Data Schedule

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.
ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

   As of July 31, 1995.
                                   Number of
   Title of Class                  Record-Holders
   Shares of Beneficial            MD 2,218
   Interest (no par value)         VA 2,610

ITEM 27. INDEMNIFICATION.

 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify the individual.

  Article VI of the Trust's By-Laws states:
 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent,shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.
    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case,
ITEM 27. INDEMNIFICATION (CONT.)
such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).
 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.
 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case,upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.
 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.
 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.
 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.
 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.
  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.
ITEM 29. PRINCIPAL UNDERWRITERS.
 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.
 (b)

                       (1)                            (2)                       (3)

          NAME AND PRINCIPAL            POSITIONS AND OFFICES     POSITIONS AND OFFICES
           BUSINESS ADDRESS               WITH UNDERWRITER            WITH REGISTRANT



#         David L. Abzug                Assistant Vice President   None



          John A. Agar                  Regional Vice President   None
          1501 N. University Drive
          Little Rock, AR 72207



          Robert B. Aprison             Regional Vice President   None
          2983 Brynwood Drive
          Madison, WI  53711



&         Richard L. Armstrong          Assistant Vice President   None



*         William W. Bagnard            Vice President            None



          Steven L. Barnes              Vice President            None
          8000 Town Line Avenue So.
          Suite 204
          Minneapolis, MN   55438



          Michelle A. Bergeron          Regional Vice President   None
          1190 Rockmart Circle
          Kennesaw, GA 30144



          Joseph T. Blair               Vice President            None
          27 Drumlin Road
          West Simsbury, CT 06092



          Ian B. Bodell                 ^ Vice President          None
          3100 West End Avenue, Suite 870
          Nashville, TN  37215



          Mick L. Brethower             Vice President            None
          108 Hagen Court
          Georgetown, TX  78628



           C. Alan Brown                Regional Vice President   None
          4619 McPherson Avenue
          St. Louis, MO 63108



*         Daniel C. Brown               Senior Vice President, Director   None



@         J. Peter Burns                Vice President            None



          Brian C. Casey                Regional Vice President   None
          9508 Cable Drive
          Kensington, MD   20895



          Victor C. Cassato             Vice President            None
          999 Green Oaks Drive
          Littleton, CO  80121



          Christopher J. Cassin         Regional Vice President   None
          231 Burlington
          Clarendon Hills, IL 60514



          Denise M. Cassin              Regional Vice President   None
          1425 Vallejo, #203
          San Francisco, CA 94109



*         Larry P. Clemmensen           Treasurer, Director       None



*         Kevin G. Clifford             Senior Vice President     None



          Ruth M. Collier               Vice President            None
          145 W. 67th Street #12K
          New York, NY  10023

          ^

          Thomas E. Cournoyer           Vice President            None
          2333 Granada Blvd.
          Coral Gables, FL  33134



          Douglas A. Critchell          Vice President            None
          3521 Rittenhouse St., N.W.
          Washington, D.C.  20015



*         Carl D. Cutting               Vice President            None



          Michael A. Dilella            Vice President            None
          P.O. Box 661
          Ramsey, NJ 07446



          G. Michael Dill               Senior Vice President     None
          3622 East 87th Street
          Tulsa, OK  74137



          Kirk D. Dodge                 ^Vice President           None
          2617 Salisbury Road
          Ann Arbor, MI  48103



          Peter J. Doran                Senior Vice President     None
          1205 Franklin Avenue
          Garden City, NY  11530



*         Michael J. Downer             Secretary                 None



          Robert W. Durbin              Vice President            None
          74 Sunny Lane
          Tiffin, OH  44883



+         Lloyd G. Edwards              Vice President            None



@         Richard A. Eychner            Vice President            None



*         Paul H. Fieberg               Senior Vice President     None

          ^

          John R. Fodor                 Regional Vice President   None
          5 Marlborough Street
          Suite 51
          Boston, MA  02116



*         Mark P. Freeman, Jr.          President, Director       None



          Clyde E. Gardner              Vice President            None
          Rt. 2, Box 3162
          Osage Beach, MO   65065



#         Evelyn K. Glassford           Vice President            None



          Jeffrey J. Greiner            Regional Vice President   None
          5898 Heather Glen Court
          Dublin, OH  43017



*         Paul G. Haaga, Jr.            Director                  Senior Vice
                                                                  President



          David E. Harper               Vice President            None
          R.D. 1, Box 210, Rte. 519
          Frenchtown, NJ  08825



          Ronald R. Hulsey              Regional Vice President   None
          6744 Avalon
          Dallas, TX  75214



*         Robert L. Johansen            Vice President, Controller   None



           Victor J. Kriss, Jr.         Senior Vice President     None
          P.O. Box 274
          Surfside, CA 90743



          Arthur J. Levine              Vice President            None
          12558 Highlands Place
          Fishers, IN  46038



#         Karl A. Lewis                 Assistant Vice President   None



          T. Blake Liberty              Regional Vice President   None
          12585-E
          East Tennessee Circle
          Aurora, CO  80012



*         Heather A. Maier              Assistant Vice President,   None
                                        Institutional Investment Service
                                        Division



          Stephen A. Malbasa            Regional Vice President   None
          13405 Lake Shore Blvd.
          Cleveland, OH  44110



          Steven M. Markel              Senior Vice President     None
          5241 S. Race Street
          Littleton, CO 80121



*         John C. Massar                Senior Vice President     None



*         E. Lee McClennahan ^          Senior Vice President     None



          Laurie B. McCurdy             Regional Vice President   None
          6008 E. Anderson Drive
          Scottsdale, AZ 85255



&         John V. McLaughlin            Senior Vice President     None



          Terry W. McNabb               Vice President            None
          2002 Barrett Station Rd.
          St. Louis, MO   63131



*         R. William Melinat            Vice President, Institutional   None
                                        Investment Services Division

          ^

          David R. Murray               Regional Vice President   None
          25701 S.E. 32nd Place
          Issaquah, WA 98027



          Stephen S. Nelson             Vice President            None
          7215 Trevor Court
          Charlotte, NC  28226



*         Barbara G. Nicolich           Assistant Vice President,   None
                                        Institutional Investment Services
                                        Division



          William E. Noe                Regional Vice President   None
          304 River Oaks Road
          Brentwood, TN 37027



          Peter A. Nyhus                Regional Vice President   None
          3084 Wilds Ridge Court
          Prior Lake, MN 55372



          Eric P. Olson                 Regional Vice President   None
          62 Park Drive
          Glenview, IL 60025



          Fredric Phillips              Regional Vice President   None
          32 Ridge Avenue
          Newton Centre, MA 02161



#         Candance D. Pilgram           Assistant Vice President   None



          Carl S. Platou                Regional Vice President   None
          4021 96th Avenue, SE
          Mercer Island, WA 98040



*         John O. Post, Jr.             Vice President            None



          Steven J. Reitman             Vice President            None
          212 The Lane
          Hinsdale, IL 60521



          Brian A. Roberts              Regional Vice President   None
          12025 Delmahoy Drive
          Charlotte, NC 28277



*         George L. Romine, Jr.         Vice President, Institutional   None
                                        Investment Services Division



          George S. Ross                Vice President            None
          55 Madison Avenue
          Morristown, NJ  07960



*         Julie D. Roth                 Vice President            None



          Douglas F. Rowe               Regional Vice President   None
          104 River Road
          Georgetown, TX 78628



          Christopher S. Rowey          Regional Vice President   None
          9417 Beverlywood Street
          Los Angeles, CA  90034



          Dean B. Rydquist              Vice President            None
          1080 Bay Pointe Crossing
          Alpharetta, GA 30202



          Richard R. Samson             Vice President            None
          4604 Glencoe Avenue, #4
          Marina del Rey, CA  90292



          Joe D. Scarpitti              Regional Vice President   None
          25760 Kensington Drive
          Westlake, OH 44145



*         R. Michael Shanahan           Chairman                  None

          ^

          David W. Short                Senior Vice President     None
          1000 RIDC Plaza, Ste. 212
          Pittsburgh, PA  15238



*         Victor S. Sidhu               Vice President,           None
                                        Institutional Investment Services
                                        Division



          William P. Simon, Jr.         Vice President            None
          554 Canterbury Lane
          Berwyn, PA  19312



*         John C. Smith                 Assistant Vice President,   None
                                        Institutional Investment Services
                                        Division



*         Mark S. Smith                 Senior Vice President,    None
                                        Director



*         Mary E. Smith                 Assistant Vice President,   None
                                        Institutional Investment Services
                                        Division



          Rodney G. Smith               Regional Vice President   None
          2350 Lakeside Blvd., #850
          Richardson, TX  75082



          Nicholas D. Spadaccini        Regional Vice President   None
          855 Markley Woods Way
          Cincinnati, OH 45230



          Daniel S. Spradling           Senior Vice President     None
          4 West 4th Avenue, Suite 406
          San Mateo, CA  94402



          Craig R. Strauser             Regional Vice President   None
          17040 Summer Place
          Lake Oswego, OR 97035



          Francis N. Strazzeri          Regional Vice President   None
          31641 Saddletree Drive
          Westlake Village, CA 91361



&         James P. Toomey               Assistant Vice President   None



+         Christopher E. Trede          Assistant Vice President   None



          George F. Truesdail           Vice President            None
          400 Abbotsford Court
          Charlotte, NC  28270



          Scott W. Ursin-Smith          Regional Vice President   None
          606 Glenwood Avenue
          Mill Valley, CA 94941



@         Andrew J. Ward                Vice President            None



*         David M. Ward                 Assistant Vice President,   None
                                        Institutional Investment Services
                                        Division



          Thomas E. Warren              Regional Vice President   None
          4001 Crockers Lake Blvd., #1012
          Sarasota, FL 34238



#         J. Kelly Webb                 Senior Vice President     None



          Gregory J. Weimer             Regional Vice President   None
          125 Surrey Drive
          Canonsburg, PA 15317



#         Timothy W. Weiss              Director                  None



          N. Dexter Williams            Vice President            None
          Four Embarcadero Center
          San Francisco, CA 94111



          Timothy J. Wilson             Regional Vice President   None
          113 Farmview Place
          Venetia, PA 15367



*         Marshall D. Wingo             Senior Vice President     None



*         Robert L. Winston             Senior Vice President,    None
                                        Director



          William R. Yost               Regional Vice President   None
          9320 Overlook Trail
          Eden Prairie, MN 55347



          Janet Young                   Regional Vice President   None
          1616 Vermont
          Houston, TX  77006


* Business Address, 333 South Hope Street, Los Angeles, CA 90071
# Business Address, 135 South State College Blvd., Brea, CA 92621
+ Business Address, 83320 Woodfield Crossing Boulevard, Indianapolis, IN 46240 & Business Address, 8000 IH-10, Suite 1400, San Antonio, TX 78230
@ Business Address, 5300 Robin Hood Road, Norfolk, VA  23513
  (c)  None.

   ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department 135 South State College Blvd., Brea, CA 92621.
 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92621.
 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York, 10081.
ITEM 31.  MANAGEMENT SERVICES.
 None.
ITEM 32. UNDERTAKINGS.

 As reflected in the prospectus, the Funds undertake to provide each person to whom a prospectus is delevered with a copy of the Funds' annual report to shareholders, upon request and without charge.




                        SIGNATURE OF REGISTRANT
 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 8th day of November 1995.
                       THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                       By

                          (James H. Lemon, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 8th, 1995, by the following persons in the capacities indicated.
             SIGNATURE                       TITLE
(1)Principal Executive Officer:
   Harry J. Lister*                          President
(2)Principal Financial Officer and
   Principal Accounting Officer:

   Howard L. Kitzmiller                      Vice President, Secretary and
                                             Treasurer
(3)  Trustees:

  James H. Lemon, Jr.                       Chairman of the Board
  Stephen Hartwell*                         Chairman Emeritus and Trustee
  Harry J. Lister*                          President and Trustee
  Cyrus A. Ansary*                          Trustee
  Frank M. Ewing*                           Trustee
  Jean Head Sisco*                          Trustee
  T. Eugene Smith*                          Trustee
  Stephen G. Yeonas*                        Trustee

*By
    Howard L. Kitzmiller, Attorney-in-Fact

 Counsel reports that the Amendment does not contain disclosures that would render the Amendment ineligible for effectiveness under the provisions of Rule 485 (b).

            Howard L. Kitzmiller

                          POWER OF ATTORNEY
 The undersigned trustee of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint Stephen Hartwell, Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his name, place and stead (1) to sign his name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
 EXECUTED at Washington, D.C., this 17th day of July, 1986.
    THE AMERICAN FUNDS TAX-EXEMPT SERIES I


    Trustee:   Stephen Hartwell


                               POWER OF ATTORNEY
 The undersigned trustee of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint Stephen Hartwell, Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his name, place and stead (1) to sign his name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
 EXECUTED at Washington, D.C., this 17th day of July, 1986.
    THE AMERICAN FUNDS TAX-EXEMPT SERIES I


    Trustee:   Harry J. Lister


                               POWER OF ATTORNEY
 The undersigned trustee of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint Stephen Hartwell, Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his name, place and stead (1) to sign his name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
 EXECUTED at Washington, D.C., this 17th day of July, 1986.
    THE AMERICAN FUNDS TAX-EXEMPT SERIES I


    Trustee:   Cyrus A. Ansary


                               POWER OF ATTORNEY
 The undersigned trustee of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint Stephen Hartwell, Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his name, place and stead (1) to sign his name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
 EXECUTED at Washington, D.C., this 17th day of July, 1986.
    THE AMERICAN FUNDS TAX-EXEMPT SERIES I


    Trustee:   Frank M. Ewing


                               POWER OF ATTORNEY
 The undersigned trustee of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint Stephen Hartwell, Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in her name, place and stead (1) to sign her name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
 EXECUTED at Washington, D.C., this 17th day of November, 1988.
    THE AMERICAN FUNDS TAX-EXEMPT SERIES I


    Trustee:   Jean Head Sisco


                               POWER OF ATTORNEY
 The undersigned trustee of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint Stephen Hartwell, Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his name, place and stead (1) to sign his name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
 EXECUTED at Washington, D.C., this 17th day of July, 1986.
    THE AMERICAN FUNDS TAX-EXEMPT SERIES I


    Trustee:   T. Eugene Smith



                               POWER OF ATTORNEY
 The undersigned trustee of The American Funds Tax-Exempt Series I, a Massachusetts business trust, does hereby constitute and appoint Stephen Hartwell, Harry J. Lister and Howard L. Kitzmiller, or any of them to act as attorneys-in-fact for and in his name, place and stead (1) to sign his name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust is registered to sell shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.
 EXECUTED at Washington, D.C., this 17th day of July, 1986.
    THE AMERICAN FUNDS TAX-EXEMPT SERIES I


    Trustee:   Stephen G. Yeonas